Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	Enservco Corp
Entity Central Index Key	0000319458
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 803,271	$ 533,627	$ 417,005
Accounts receivable, net	13,420,456	7,791,342	4,505,254
Marketable securities		0	150,793
Prepaid expenses and other current assets	1,288,099	802,020	593,291
Inventories	264,884	273,103	549,432
Deferred tax asset	142,745	153,466	187,170
Total current assets	15,919,455	9,553,558	6,402,945
Property and Equipment, net	13,801,019	15,020,890	14,759,039
Fixed Assets Held for Sale, net	71,342	304,429	412,831
Non-Competition Agreements, net	15,000	30,000	180,000
Goodwill	301,087	301,087	301,087
Long-term portion of interest rate swap	22,374	16,171	0
Other Assets	723,068	630,891	64,770
TOTAL ASSETS	30,853,345	25,857,026	22,120,672
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	3,520,176	3,585,785	2,954,687
Income taxes payable	1,509,297	0
Line of credit borrowings	1,234,447	2,151,052	2,263,227
Current portion of long-term debt	2,229,883	2,236,343	3,867,658
Current portion of interest rate swap	13,476	24,048	0
Total current liabilities	8,507,279	7,997,228	9,085,572
Long-Term Liabilities
Deferred rent payable	20,127	20,860	22,044
Subordinated debt - related party		0	1,477,760
Long-term debt, less current portion	9,909,737	10,570,928	8,020,435
Deferred income taxes, net	1,586,869	451,662	387,487
Total long-term liabilities	11,516,733	11,043,450	9,907,726
Total liabilities	20,024,012	19,040,678	18,993,298
Commitments and Contingencies
Stockholders' Equity
Common and preferred stock. $.005 par value Authorized: 100,000,000 common shares and 10,000,000 preferred shares	159,127	159,127	108,894
Additional paid-in-capital	9,933,085	9,864,363	6,112,674
Accumulated earnings (deficit)	731,694	(3,202,337)	(3,117,267)
Accumulated other comprehensive income	5,427	(4,805)	23,073
Total stockholders' equity	10,829,333	6,816,348	3,127,374
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 30,853,345	$ 25,857,026	$ 22,120,672

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value (in dollars per share)	$ 0.005	$ 0.005	$ 0.005
Preferred stock, par value (in dollars per share)	$ 0.005	$ 0.005	$ 0.005
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	31,928,894	31,928,894	21,882,466
Preferred stock, shares issued	0	0	0
Treasury stock, shares	103,600	103,600	103,600
Common stock, shares outstanding	31,825,294	31,825,294	21,778,866
Preferred stock, shares outstanding	0	0	0

Condensed Consolidated Statements of Operations and Comprehensive Income (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 18,567,166	$ 9,527,955	$ 31,497,787	$ 23,904,384
Cost of Revenue	10,401,143	6,579,429	23,286,561	17,828,834
Gross Profit	8,166,023	2,948,526	8,211,226	6,075,550
Operating Expenses
General and administrative expenses	907,073	903,360	3,550,438	3,515,213
Depreciation and amortization	563,836	1,323,797	2,960,153	4,188,052
Total operating expenses	1,470,909	2,227,157	6,510,591	7,703,265
Income (Loss) from Operations	6,695,114	721,369	1,700,635	(1,627,715)
Other Income (Expense)
Interest expense	(314,052)	(208,991)	(902,152)	(699,230)
Gain / Loss on sale and disposal of equipment	306,457	0	(5,739)	(119,023)
Gain on sale of investments	0	11,762	24,653	0
Other	14,113	58,464	10,870	(49,765)
Total other income (expense)	6,518	(138,765)	(872,368)	(868,018)
Income (Loss) From Continuing Operations Before Tax (Expense) Benefit	6,701,632	582,604	828,267	(2,495,733)
Income Tax (Expense) Benefit	(2,695,061)	(203,847)	(426,779)	897,923
Income (Loss) From Continuing Operations	4,006,571	378,757	401,488	(1,597,810)
Discontinued Operations
Loss from discontinued operations	(118,918)	(165,361)	(797,636)	(605,650)
Income tax benefit	46,378	64,491	311,078	236,204
Loss on discontinued operations, net of tax	(72,540)	(100,870)	(486,558)	(369,446)
Net Income / Loss	3,934,031	277,887	(85,070)	(1,967,256)
Other Comprehensive Gain (Loss)
Unrealized gain / loss on available-for-sale securities, net of tax	0	(21,215)	17,506	(133,665)
Unrealized gain / loss on interest rate swap, net of tax	10,232	0	(4,805)	0
Reclassification into earnings, net of tax	338	0	(40,579)	0
Total other comprehensive gain (loss)	10,570	(21,215)	(27,878)	(133,665)
Comprehensive Income / Loss	3,944,601	256,672	(112,948)	(2,100,921)
Earnings (Loss) per Common Share - Basic
Income from continuing operations (in dollars per share)	$ 0.12	$ 0.01	$ 0.02	$ (0.07)
Discontinued operations (in dollars per share)	$ 0	$ 0	$ (0.02)	$ (0.02)
Net Income / Loss (in dollars per share)	0.12	0.01	0	(0.09)
Earnings (Loss) per Common Share - Diluted
Income from continuing operations (in dollars per share)	$ 0.11	$ 0.01	$ 0.02	$ (0.07)
Discontinued operations (in dollars per share)	$ 0	$ 0	$ (0.02)	$ (0.02)
Net Income / Loss (in dollars per share)	$ 0.11	$ 0.01	$ 0	$ (0.09)
Basic weighted average number of common shares outstanding (in shares)	31,825,294	21,778,866	23,389,151	21,778,866
Add: Dilutive shares assuming exercise of options and warrants (in shares)	3,172,940	1,240,747	927,718	0
Diluted weighted average number of common shares outstanding (in shares)	34,998,234	23,019,613	24,316,869	21,778,866

Consolidated Statement of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2010	$ 108,894	$ 5,489,823	$ (1,150,011)	$ 156,738	$ 4,605,444
Balance (in shares) at Dec. 31, 2010	21,778,866
Net loss			(1,967,256)		(1,967,256)
Other comprehensive loss				(133,665)	(133,665)
Stock-based compensation		576,498			576,498
Issuance of warrants	0	46,353	0	0	46,353
Balance at Dec. 31, 2011	108,894	6,112,674	(3,117,267)	23,073	3,127,374
Balance (in shares) at Dec. 31, 2011	21,778,866
Net loss			(85,070)		(85,070)
Other comprehensive loss				(27,878)	(27,878)
Stock-based compensation		279,362			279,362
Issuance of Common Stock, private equity	28,497	1,966,303			1,994,800
Issuance of Common Stock, private equity (in shares)	5,699,428
Issuance of Common Stock for services	625	49,375			50,000
Issuance of Common Stock for services (in shares)	125,000
Conversion of subordinated debt	21,111	1,456,649	0	0	1,477,760
Conversion of subordinated debt (in shares)	4,222,000
Balance at Dec. 31, 2012	$ 159,127	$ 9,864,363	$ (3,202,337)	$ (4,805)	$ 6,816,348
Balance (in shares) at Dec. 31, 2012	31,825,294

Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income / loss	$ 3,934,031	$ 277,887	$ (85,070)	$ (1,967,256)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	563,836	1,401,192	3,089,088	4,699,640
Gain / Loss on sale and disposal of equipment	(306,457)	0	5,739	119,023
Realized gain on sale of marketable securities	0	(11,762)	(24,653)	0
Deferred income taxes	1,156,848	75,481	73,116	(1,132,597)
Stock-based compensation	38,696	44,636	279,362	576,498
Issuance of warrants	30,023	0	0	46,353
Common stock issued to consultant for services			50,000	0
Bad debt expense (recoveries)	126,234	(1,739)	57,957	(84,691)
Changes in operating assets and liabilities
Accounts receivable	(5,755,348)	(1,638,199)	(3,344,045)	(319,232)
Income taxes receivable			0	634,941
Inventories	8,219	(28,853)	276,329	(248,905)
Prepaids and other current assets	(486,077)	(209,281)	(208,729)	(277,769)
Other non-current assets	(98,380)	(75,865)	(566,121)	6,767
Accounts payable and accrued expenses	(65,609)	750,090	631,098	888,333
Income taxes payable	1,509,297	0
Deferred rent payable	(733)	(296)	(1,184)	22,044
Net cash provided from operating activities	654,580	583,291	232,887	2,963,149
INVESTING ACTIVITIES
Purchases of property and equipment	(591,753)	(1,421,912)	(3,814,431)	(5,273,646)
Proceeds from sale and disposal of equipment	1,802,333	0	1,154,180	257,557
Sales of available-for-sale securities	0	110,462	180,208	0
Net cash provided (used) in investing activities	1,210,580	(1,311,450)	(2,480,043)	(5,016,089)
FINANCING ACTIVITIES
Proceeds from issuance of common stock			1,994,800	0
Net line of credit (repayments) borrowings	(916,605)	725,000	(112,175)	1,213,227
Proceeds from issuance of long-term debt	0	1,359,907	11,968,882	1,737,500
Repayment of long-term debt	(667,653)	(854,360)	(11,487,729)	(2,118,589)
Payments upon interest rate swap settlements	(11,258)	0
Net cash (used) provided from financing activities	(1,595,516)	1,230,547	2,363,778	832,138
Net Increase (Decrease) in Cash and Cash Equivalents	269,644	502,388	116,622	(1,220,802)
Cash and Cash Equivalents, Beginning of Period	533,627	417,005	417,005	1,637,807
Cash and Cash Equivalents, End of Period	803,271	919,393	533,627	417,005
Supplemental cash flow information consists of the following:
Cash paid for interest	235,629	198,689	857,330	741,177
Cash paid for taxes	0	0	0	0
Supplemental Disclosure of Non-cash Investing and Financing Activities:
Non-cash commitments entered into for equipment loans			438,025	282,145
Increase (decrease) in fair value of available-for-sale securities	$ 0	$ 29,098	$ 29,415	$ (214,993)
Non-cash conversion of related party subordinated debt into shares of common stock			1,477,760	0

Condensed Consolidated Statements of Cash Flows (Parenthetical) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation and amortization from discontinued operations	$ 0	$ 77,395	$ 128,935	$ 511,588

Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 – Basis of Presentation

The accompanying condensed consolidated financial statements have been derived from the accounting records of Enservco Corporation (formerly Aspen Exploration Corporation), Heat Waves Hot Oil Services LLC (“Heat Waves”), Dillco Fluid Service, Inc. (“Dillco”), Trinidad Housing LLC, HE Services LLC, Aspen Gold Mining Company, Enservco Frac Services LLC, Heat Waves LLC, and Real GC LLC (collectively, the “Company”) as of December 31, 2012 and March 31, 2013 and the results of operations for the three months ending March 31, 2013 and 2012. Any references to “Aspen” in this report are intended to provide reference for certain actions and events that took place prior to the Merger Transaction and are included to give context to the reader. References to “Enservco” and the “Company” are intended to apply to the Company as a whole and on a post Merger Transaction basis.

The below table provides an overview of the Company’s current ownership hierarchy:

Name	State of Formation	Ownership	Business
Dillco Fluid Service, Inc. (“Dillco”)	Kansas	100% by Enservco	Oil and natural gas field fluid logistic.

Heat Waves Hot Oil Service LLC (“Heat Waves”)	Colorado	100% by Dillco	Oil and natural gas well services, including logistics and stimulation.

HE Services, LLC (“HES”)	Nevada	100% by Heat Waves	No active business operations. Owns construction equipment used by Heat Waves.

Real GC, LLC (“Real GC”)	Colorado	100% by Heat Waves	No active business operations. Owns real property in Garden City, Kansas that is utilized by Heat Waves.

Trinidad Housing, LLC (“Trinidad Housing”)	Colorado	100% by Dillco.	No active business operations.

Enservco Frac Services, LLC	Delaware	100% by Enservco	No active business operations.

Aspen Gold Mining Company	Colorado	100% by Enservco	No active business operations.

Heat Waves, LLC	Colorado	100% by Dillco	No active business operations.

On July 27, 2010 Dillco became a wholly owned subsidiary of Aspen (the “Merger Transaction”). At the time of the Merger Transaction Aspen was not engaged in active business operations whereas Dillco conducted operations both directly and through subsidiary entities.

The accompanying unaudited Condensed Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the disclosures required by generally accepted accounting principles in the United States for complete financial statements. In the opinion of management, all of the normal and recurring adjustments necessary to fairly present the interim financial information set forth herein have been included. The results of operations for interim periods are not necessarily indicative of the operating results of a full year or of future years.

The accompanying Condensed Consolidated Financial Statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and follow the same accounting policies and methods of their application as the most recent annual financial statements. These interim financial statements should be read in conjunction with the financial statements and related footnotes included in the Annual Report on Form 10-K of Enservco Corporation for the year ended December 31, 2012. All significant inter-company balances and transactions have been eliminated in the accompanying consolidated financial statements.

During the fourth quarter of 2012, the Company made the decision to discontinue its Heat Waves’ well-site construction and roustabout line of service. As part of this decision, the Company had the intent and made plans during 2012 to sell off the trucks and equipment used in this line of service. The Company has classified these fixed assets as Fixed assets held for sale in our consolidated balance sheet as of December 31, 2012 and within the condensed consolidated balance sheet as of March 31, 2013. The Company has disclosed all other major classifications of assets and liabilities associated with these discontinued operations, other than the Fixed assets held for sale, within the notes to the financial statements; see Note 3 for further details. The Company has also delineated all results of operations as continuing operations or discontinued operations, from the well-site construction and roustabout line of service, for the three months ending March 31, 2013 and 2012. As such, the operating results of this line of service are reported as Loss on discontinued operations, net of tax in the consolidated statements of operations for all periods presented; see Note 3 for further details. The Company has not separately disclosed cash flows pertaining to discontinued operations within the accompanying statements of cash flows for the periods ending March 31, 2013 and December 31, 2012.

Note 1 – Basis of Presentation

The accompanying consolidated financial statements have been derived from the accounting records of Enservco Corporation (formerly Aspen Exploration Corporation), Heat Waves Hot Oil Service LLC (“Heat Waves”), Dillco Fluid Service, Inc. (“Dillco”), Trinidad Housing LLC, HE Services LLC, Aspen Gold Mining Company, and Real GC LLC (collectively, the “Company”) as of December 31, 2012 and 2011 and the results of operations for the years then ended. Any references to “Aspen” in this report are intended to provide reference for certain actions and events that took place prior to the Merger Transaction and are included to give context to the reader. References to “Enservco” and the “Company” are intended to apply to the Company as a whole and on a post Merger Transaction basis.

The below table provides an overview of the Company’s current ownership hierarchy:

Name	State of Formation	Ownership	Business
Dillco Fluid Service, Inc. (“Dillco”)	Kansas	100% by Enservco	Oil and natural gas field fluid logistic services primarily in the Hugoton Basin in western Kansas and northwestern Oklahoma.

Heat Waves Hot Oil Service LLC (“Heat Waves”)	Colorado	100% by Dillco	Oil and natural gas well services, including logistics and stimulation

HE Services, LLC (“HES”)	Nevada	100% by Heat Waves	No active business operations. Owns construction equipment held for sale by Heat Waves.

Real GC, LLC (“Real GC”)	Colorado	100% by Heat Waves	No active business operations. Owns real property in Garden City, Kansas that is utilized by Heat Waves.

Trinidad Housing, LLC (“Trinidad Housing”)	Colorado	100% by Dillco.	No active business operations.

Enservco Frac Services, LLC	Delaware	100% by Enservco	No active business operations.

Aspen Gold Mining Company	Colorado	100% by Enservco	No active business operations.

Heat Waves, LLC	Colorado	100% by Dillco	No active business operations

On July 27, 2010 Dillco became a wholly owned subsidiary of Aspen (the “Merger Transaction”). At the time of the Merger Transaction Aspen was not engaged in active business operations whereas Dillco conducted operations both directly and through subsidiary entities.

During the year ended December 31, 2012, the Company made the decision to discontinue its Heat Waves’ well-site construction and roustabout line of service. As part of this decision, the Company had the intent and made plans during 2012 to sell off the trucks and equipment used in this line of service. The Company has classified these fixed assets as Fixed assets held for sale in our consolidated balance sheet as of December 31, 2012; see Note 6 for further details. The Company has disclosed all other major classifications of assets and liabilities associated with these discontinued operations, other than the Fixed assets held for sale, within the notes to the financials statements; see Note 3 for further details. The Company has also delineated all results of operations as continuing operations or discontinued operations, from the well-site construction and roustabout line of service, for the years ending December 31, 2012 and 2011. As such, the operating results of this line of service are reported as Loss on discontinued operations, net of tax in our consolidated statements of operations for all periods presented; see Note 3 for further details. The Company has not separately disclosed cash flows pertaining to discontinued operations within the accompanying statements of cash flows for the years ending December 31, 2012 and 2011.

The accompanying consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Inter-company balances and transactions have been eliminated in the accompanying consolidated financial statements.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 2 - Summary of Significant Accounting Policies

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company continually monitors its positions with, and the credit quality of, the financial institutions with which it invests.

Accounts Receivable

Accounts receivable are stated at the amount billed to customers. The Company provides a reserve for doubtful accounts based on a review of outstanding receivables, historical collection information and existing economic conditions. The provision for uncollectible amounts is continually reviewed and adjusted to maintain the allowance at a level considered adequate to cover future losses. The allowance is management's best estimate of uncollectible amounts and is determined based on historical performance that is tracked by the Company on an ongoing basis. The losses ultimately incurred could differ materially in the near term from the amounts estimated in determining the allowance. As of March 31, 2013 the Company has recorded an allowance for doubtful accounts of $185,000. For the three months ended March 31, 2013 and 2012, the Company recorded net bad debt expense (recoveries) of $126,234 and $(1,739), respectively.

Inventory

Inventory consists primarily of diesel fuel and chemicals that are used in the servicing of oil wells and is carried at the lower of cost or market in accordance with the first in, first out method. The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. Write-downs and write-offs are charged to cost of goods sold.

Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recovered. The Company looks primarily to the discounted future cash flows in its assessment of whether or not long-lived assets have been impaired. No impairments were recorded during the three month periods ended March 31, 2013 and 2012.

Property and Equipment

Property and equipment consists of (1) trucks, trailers and pickups; (2) trucks that are in various stages of fabrication; (3) real property which includes land and buildings used for office and shop facilities and wells used for the disposal of water; and (4) other equipment such as tools used for maintaining and repairing vehicles, office furniture and fixtures, and computer equipment. Property and equipment is stated at cost less accumulated depreciation. The Company charges repairs and maintenance against income when incurred and capitalizes renewals and betterments, which extend the remaining useful life or expand the capacity of the assets. Depreciation is recorded on a straight-line basis over estimated useful lives of 5 to 30 years.

During the year ended December 31, 2012, the Company reassessed the estimated useful lives of its trucks and equipment (including its well servicing units and equipment, fluid services equipment, construction equipment, and other vehicles) as well as the estimated useful lives of its disposal wells. Through this assessment, the Company increased the useful lives of its trucks and equipment from 5-7 years to 10 years, and increased the useful lives of its disposal wells from 7-10 years to 15 years. The Company has determined that this adjustment to its useful lives is a change in accounting estimate and has accounted for the change prospectively; i.e. the accounting change impacts interim reporting periods within fiscal year 2012 and future periods. For the three months ended March 31, 2013, the change in accounting estimate decreased depreciation for the period by approximately $860,000 (pre-tax difference), increasing Income from Operations and Net Income by this amount, or by approximately $0.03 earnings per basic and $0.02 earnings per diluted common share, respectively.

Leases

The Company conducts a major part of its operations from leased facilities. Each of these leases is accounted for as an operating lease. Normally, the Company records rental expense on its operating leases over the lease term as it becomes payable. If rental payments are not made on a straight-line basis, in accordance with the terms of the agreement, the Company records a deferred rent expense and recognizes the rental expense on a straight-line basis throughout the lease term. The majority of the Company’s facility leases contain renewal clauses and expire through November 2016. In most cases, management expects that in the normal course of business, leases will be renewed or replaced by other leases.

The Company is leasing a number of trucks and equipment in the normal course of business, which are recorded as operating leases. The Company records rental expense on its equipment operating leases over the lease term as it becomes payable; there are no rent escalation terms associated with these equipment leases. On a number of the equipment leases purchase options exist allowing the Company to purchase the leased equipment at the end of the lease term, based on the market price of the equipment at the time of the lease termination and exercised purchase option. The majority of the Company’s equipment leases contain renewal clauses and expire through June 2017.

The Company has also entered into several capital leases in order to acquire trucks and equipment. Each of these leases allow the Company to retain title of the equipment leased through the lease agreements upon final payment of all principal and interest due. The Company records the assets and liabilities associated with these leases at the present value of the minimum lease payments per the lease agreement. The assets are classified as property and equipment and the liabilities are classified as current and long-term liabilities based on the contractual terms of the agreements and their associated maturities.

Revenue Recognition

The Company recognizes revenue when evidence of an arrangement exists, the fee is fixed and determinable, services are provided, and collection is reasonably assured.

Earnings Per Share

Earnings per share is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted earnings per share is calculated by dividing net income by the diluted weighted average number of common shares. The diluted weighted average number of common shares is computed using the treasury stock method for common stock that may be issued for outstanding stock options.

As of March 31, 2013 and 2012, the Company had outstanding Stock-based Option Awards and Warrants to acquire an aggregate of 8,651,170 and 2,875,000 shares of Company common stock, respectively, which have a potentially dilutive impact on earnings per share. For the three months ended March 31, 2013 and 2012, the incremental shares of the options and warrants to be included in the calculation of diluted earnings per share had a dilutive impact on the Company’s earnings per share of 3,172,940 and 1,240,747 shares, respectively.

Intangible Assets

Non-Competition Agreements. The non-competition agreements with the sellers of Heat Waves and Dillco have finite lives and are being amortized over a five-year period (Note 4). Amortization expense is expected to be recognized through June 2013.

Goodwill. Goodwill represents the excess of the cost over the fair value of net assets acquired, including identified intangible assets, recorded in connection with the acquisitions of Heat Waves. Goodwill is not amortized but is assessed for impairment at least annually.

Impairment. The Company assesses goodwill for impairment at the reporting unit level on an annual basis and between annual tests if events occur or circumstances change that would more likely than not reduce the fair value below its carrying amount. Guidance allows a qualitative assessment of impairment to determine whether it is more-likely-than-not that goodwill is impaired. If it is determined that it is more-likely-than-not that and impairment exists, accounting guidance requires that the impairment test be performed through the application of a two-step fair value test. The Company utilizes this method and recognizes a goodwill impairment loss in the event that the fair value of the reporting unit does not exceed its carrying value. During fiscal year ended December 31, 2012, the Company performed the annual impairment test and determined that no impairment existed. For the three month periods ended March 31, 2013 and 2012, the Company did not note any events that occurred, nor did any circumstances change, that would result in an impairment of goodwill as of the last annual test performed.

Marketable Securities

The Company determines the appropriate classification of its investments in debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity. Debt securities for which the Company does not have the intent or ability to hold to maturity are classified as available for sale. Held-to-maturity securities are recorded as either short term or long term on the Balance Sheet, based on contractual maturity date and are stated at amortized cost. Marketable securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value, with unrealized gains and losses recognized in earnings. Debt and marketable equity securities not classified as held to maturity or as trading, are classified as available for sale, and are carried at fair value, with the unrealized gains and losses, net of tax, included in the determination of comprehensive income and reported in stockholders’ equity.

The fair value of substantially all marketable securities is determined in reference to quoted market prices. The estimated fair value of securities for which there are no quoted market prices is based on similar types of securities that are traded in the market.

Loan Fees and Other Deferred Costs

In the normal course of business, the Company often enters into loan agreements with its primary lending institutions. The majority of these lending agreements require origination fees and other fees in the course of executing the agreements. For all costs associated with the execution of the lending agreements, the Company recognizes these as capitalized costs and amortizes these costs over the term of the loan agreement using the effective interest method. These deferred costs are classified on the balance sheet as current or long-term assets based on the contractual terms of the loan agreements. All other costs not associated with the execution of the loan agreements are expensed as incurred.

Deferred Rent Liability

The Company recognizes rent expense on a straight-line basis over the life of the rental agreement. Deferred rent liability is recognized as the difference between rent expense recorded and actual cash payments made and is recorded as a Long-Term Liability as a separate line item on the accompanying consolidated Balance Sheet. As of March 31, 2013 and December 31, 2012, deferred rent liability totaled $20,127 and $20,860, respectively.

Income Taxes

The Company recognizes deferred tax liabilities and assets based on the differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities will be recognized in income in the period that includes the enactment date. Deferred income taxes are classified as a net current or non-current asset or liability based on the classification of the related asset or liability for financial reporting purposes.  A deferred tax asset or liability that is not related to an asset or liability for financial reporting is classified according to the expected reversal date.  The Company records a valuation allowance to reduce deferred tax assets to an amount that it believes is more likely than not expected to be realized.

The Company accounts for any uncertainty in income taxes by recognizing the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company measures the tax benefits recognized in the financial statements from such a position based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and are often ambiguous.  As such, the Company is required to make many subjective assumptions and judgments regarding income tax exposures. Interpretations of and guidance surrounding income tax law and regulations change over time and may result in changes to the Company’s subjective assumptions and judgments which can materially affect amounts recognized in the consolidated balance sheets and consolidated statements of income. The result of the reassessment of the Company’s tax positions did not have an impact on the consolidated financial statements.

Interest and penalties associated with tax positions are recorded in the period assessed as general and administrative expenses. No interest or penalties have been assessed as of March 31, 2013. The Company files tax returns in the United States and in the states in which it conducts its business operations. The tax years 2009 through 2012 remain open to examination in the taxing jurisdictions to which the Company is subject.

Fair Value

The Company follows authoritative guidance that applies to all financial assets and liabilities required to be measured and reported on a fair value basis. The Company also applies the guidance to non-financial assets and liabilities measured at fair value on a nonrecurring basis, including non-competition agreements and goodwill. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date.  The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability based on the best information available in the circumstances. The Company did not change its valuation techniques nor were there any transfers between hierarchy levels during the three months ended March 31, 2013. The financial and nonfinancial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.

The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1:	Quoted prices are available in active markets for identical assets or liabilities;
Level 2:	Quoted prices in active markets for similar assets and liabilities that are observable for the asset or liability; or
Level 3:	Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

Stock-based Compensation

The Company uses the fair value method of accounting for stock-based compensation, where Stock-based compensation costs are measured at fair value, determined using the stock price on the date of grant, and charged to expense over the requisite service period. The effect of this guidance is described in Note 11.

Management Estimates

The preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 - Summary of Significant Accounting Policies

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company continually monitors its positions with, and the credit quality of, the financial institutions with which it invests.

Accounts Receivable

Accounts receivable are stated at the amount billed to customers. The Company provides a reserve for doubtful accounts based on a review of outstanding receivables, historical collection information and existing economic conditions. The provision for uncollectible amounts is continually reviewed and adjusted to maintain the allowance at a level considered adequate to cover future losses. The allowance is management's best estimate of uncollectible amounts and is determined based on historical performance that is tracked by the Company on an ongoing basis. The losses ultimately incurred could differ materially in the near term from the amounts estimated in determining the allowance. As of December 31, 2012 and 2011 the Company has recorded an allowance for doubtful accounts balance of $70,000 and $100,000, respectively. Also, as of December 31, 2012 and 2011 the Company has recorded bad debt expense (recoveries) of $57,957 and $(84,691), respectively.

Concentrations

As of December 31, 2012, three customers each comprised more than 10% of the Company’s accounts receivable balance; at approximately 19%, 15%, and 12%, respectively. Revenues from these three customers represented 11%, 4%, and 11% of total revenues, respectively, for the year ended December 31, 2012. No other customers exceeded 7% of total revenues for the year ended December 31, 2012.

As of December 31, 2011, one customer comprised 11% of the accounts receivable balance. Revenue from this customer represented 9% of total revenues for the year ended December 31, 2011. Revenues from another customer represented 12% of total revenues during the year ended December 31, 2011. Accounts receivable from this customer represented 7% of the total accounts receivable balance as of December 31, 2011.

Inventory

Inventory consists primarily of diesel fuel and chemicals that are used in the servicing of oil wells and is carried at the lower of cost or market in accordance with the first in, first out method. The company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. Write-downs and write-offs are charged to cost of goods sold.

Property and Equipment

Property and equipment consists of (1) trucks, trailers and pickups; (2) trucks that are in various stages of fabrication; (3) real property which includes land and buildings used for office and shop facilities and wells used for the disposal of water; and (4) other equipment such as tools used for maintaining and repairing vehicles, office furniture and fixtures, and computer equipment. Property and equipment is stated at cost less accumulated depreciation. The Company charges repairs and maintenance against income when incurred and capitalizes renewals and betterments, which extend the remaining useful life or expand the capacity of the assets. Depreciation is recorded on a straight-line basis over estimated useful lives of 5 to 30 years.

During the year ended December 31, 2012, the Company reassessed the estimated useful lives of its trucks and equipment (including its well servicing units and equipment, fluid services equipment, construction equipment, and other vehicles) as well as the estimated useful lives of its disposal wells. Through this assessment, the Company increased the useful lives of its trucks and equipment from 5-7 years to 10 years, and increased the useful lives of its disposal wells from 7-10 years to 15 years. The Company has determined that this adjustment to its useful lives is a change in accounting estimate and has accounted for the change prospectively; i.e. the accounting change impacts interim reporting periods within fiscal year 2012 and future periods. For the twelve months ended December 31, 2012, the change in accounting estimate decreased depreciation for the period by approximately $2.6 million (pre-tax difference), decreasing Loss from Operations and Net Loss by this amount, or by approximately $0.11 earnings per basic and diluted common share, respectively.

Leases

The Company conducts a major part of its operations from leased facilities. Each of these leases is accounted for as operating leases. Normally, the Company records rental expense on its operating leases over the lease term as it becomes payable. If rental payments are not made on a straight-line basis, per terms of the agreement, the Company records a deferred rent expense and recognizes the rental expense on a straight-line basis throughout the lease term. The majority of the Company’s facility leases contain renewal clauses and expire through November 2016. In most cases, management expects that in the normal course of business, leases will be renewed or replaced by other leases.

The Company has entered into several capital leases in order to acquire trucks and equipment. Each of these leases allow the Company to obtain title of the equipment leased through the lease agreements upon final payment of all principal and interest due. The Company records the assets and liabilities associated with these leases at the present value of the minimum lease payments per the lease agreement. The assets and associated liabilities are separately disclosed within Note 7. The assets are classified as Property and Equipment and the liabilities are classified as current and long-term liabilities based on the contractual terms of the agreements and their associated maturities.

Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recovered. The Company looks primarily to the undiscounted future cash flows in its assessment of whether or not long-lived assets have been impaired. No impairments were recorded during the years ended December 31, 2012 or 2011.

Earnings Per Share

Earnings per share is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted earnings per share is calculated by dividing net income by the diluted weighted average number of common shares. The diluted weighted average number of common shares is computed using the treasury stock method for common stock that may be issued for outstanding stock options and warrants.

As of December 31, 2012 and 2011, the Company had outstanding Stock-based Option Awards and Warrants to acquire an aggregate of 8,245,170 and 3,490,000 shares of Company common stock, respectively, which have a potentially dilutive impact on earnings per share. Due to the presentation of discontinued operations (see Note 3) throughout this report, in accordance with accounting guidance the Company presented earnings (loss) per common share from continuing and discontinued operations within its financial statements for the years ended December 31, 2012 and 2011. For 2012, the Company reported Income From Continuing Operations., The incremental shares of the options and warrants to be included in the calculation of diluted earnings per share for Income From Continuing Operations during 2012 had a dilutive impact on the Company’s earnings per share of 927,718 shares. Dilution is not permitted if there are net losses during the period. As such, the Company does not show dilutive earnings per share for all other earnings (loss) per common share data presented within its financial statements for the years ended December 31, 2012 and 2011.

Intangible Assets

Non-Competition Agreements

The non-competition agreements with the sellers of Heat Waves and Dillco have finite lives and are being amortized over the five-year contractual periods (Note 4). Amortization expense is expected to be recognized through June 2013.

Goodwill

Goodwill represents the excess of the cost over the fair value of net assets acquired, including identified intangible assets, recorded in connection with the acquisitions of Heat Waves. Goodwill is not amortized but is assessed for impairment at least annually. No impairment charge was recorded during the periods ended December 31, 2012 and 2011.

Impairment

The Company assesses goodwill and intangible assets with indefinite lives for impairment at the reporting unit level on an annual basis and between annual tests if events occur or circumstances change that would more likely than not reduce the fair value below its carrying amount. Guidance allows a qualitative assessment of impairment to determine whether it is more-likely-than-not that the intangible asset is impaired. If it is determined that it is more-likely-than-not that and impairment exists, accounting guidance requires that the impairment test be performed through the application of a two-step fair value test. The Company utilizes this method and recognizes a goodwill impairment loss in the event that the fair value of the reporting unit does not exceed its carrying value. During fiscal years ending December 31, 2012 and 2011, the Company performed the annual impairment test as of the date ending at each of these fiscal years and determined in both fiscal years that no impairment existed.

Marketable Securities

The Company determines the appropriate classification of its investments in debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Equity securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity. Equity securities for which the Company does not have the intent or ability to hold to maturity are classified as available for sale. Held-to-maturity securities are recorded as either short term or long term on the Balance Sheet, based on contractual maturity date and are stated at amortized cost. Equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value, with unrealized gains and losses recognized in earnings. Equity securities not classified as held to maturity or as trading, are classified as available for sale, and are carried at fair market value, with the unrealized gains and losses, net of tax, included in the determination of comprehensive income and reported in stockholders’ equity.

The fair value of substantially all securities is determined by quoted market prices. The estimated fair value of securities for which there are no quoted market prices is based on similar types of securities that are traded in the market. See Note 11.

Deferred Rent Liability

The Company recognizes rent expense on a straight-line basis over the life of the rental agreement. Deferred rent liability is recognized as the difference between rent expense recorded and actual cash payments made and is recorded as a Long-Term Liability as a separate line item on the accompanying consolidated Balance Sheet. As of December 31, 2012 and 2011 deferred rent liability totaled $20,860 and $22,044, respectively.

Derivative Instruments

The Company has swap agreements in place to hedge against changes in interest rates. The fair value of the Company’s derivative instruments is reflected as assets or liabilities on the balance sheets. The effective portion of changes in the fair value of the derivative instruments are deferred in Accumulated other comprehensive loss and are reclassified to income when the hedged transaction affects earnings. The ineffective portion of the change in fair value of the derivative instrument is recorded in earnings. The Company has not experienced any ineffectiveness in its hedging instruments. Transactions related to the Company’s derivative instruments accounted for as hedges are classified in the same category as the item hedged in the statement of cash flows. The Company does not hold derivative instruments for trading purposes.

The Company assesses the retrospective and prospective effectiveness of its derivative instruments on a quarterly basis to determine whether the hedging instruments have been highly effective in offsetting changes in fair value of the hedged items. The Company also assesses on a quarterly basis whether the hedging instruments are expected to be highly effective in the future. If a hedging instrument is not expected to be highly effective, the Company will stop hedge accounting prospectively. In those instances, the gains or losses remain in Accumulated other comprehensive loss until the hedged item affects earnings.

Income Taxes

Enservco LLC (which served as the holding company for the Company’s various operating entities until the time of the Merger Transaction in July 2010) and its subsidiaries, with the exception of Dillco (which is a C Corporation subject to federal and state income taxes), are limited liability companies and prior to January 1, 2010 were not subject to federal or state income taxes. On January 1, 2010 Enservco LLC elected to be taxed as a corporation. Therefore, prior to January 1, 2010 no provision or liability for income taxes has been included in the accompanying financial statements, except for income taxes relating to the financial statements of Dillco and Enservco (the current parent (or holding) company for the Company’s operations and assets).

The Company recognizes deferred tax liabilities and assets (Note 13) based on the differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities will be recognized in income in the period that includes the enactment date. Deferred income taxes are classified as a net current or non-current asset or liability based on the classification of the related asset or liability for financial reporting purposes.  A deferred tax asset or liability that is not related to an asset or liability for financial reporting is classified according to the expected reversal date.  The Company records a valuation allowance to reduce deferred tax assets to an amount that it believes is more likely than not expected to be realized.

The Company accounts for any uncertainty in income taxes by recognizing the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company measures the tax benefits recognized in the financial statements from such a position based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and are often ambiguous.  As such, the Company is required to make many subjective assumptions and judgments regarding income tax exposures. Interpretations of and guidance surrounding income tax law and regulations change over time and may result in changes to the Company’s subjective assumptions and judgments which can materially affect amounts recognized in the consolidated balance sheets and consolidated statements of income. The result of the reassessment of the Company’s tax positions did not have an impact on the consolidated financial statements.

Interest and penalties associated with tax positions are recorded in the period assessed as general and administrative expenses. No interest or penalties have been assessed as of December 31, 2012 or 2011. The Company files income tax returns in the United States and in the states in which it conducts its business operations. The tax years 2009 through 2012 remain open to examination in the taxing jurisdictions to which the Company is subject.

Fair Value

The Company follows authoritative guidance that applies to all financial assets and liabilities required to be measured and reported on a fair value basis. The Company also applies the guidance to non-financial assets and liabilities measured at fair value on a nonrecurring basis, including non-competition agreements and goodwill. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date.  During the year ended December 31, 2012, the Company did not change any of its valuation techniques, nor were there any transfers between hierarchy levels. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability based on the best information available in the circumstances. The financial and nonfinancial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.

The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1:	Quoted prices are available in active markets for identical assets or liabilities;
Level 2:	Quoted prices in active markets for similar assets and liabilities that are observable for the asset or liability; or
Level 3:	Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

Stock-based Compensation

The Company uses the fair value method of accounting for stock-based compensation, where Stock-based compensation costs are measured at fair value, determined using the stock price on the date of grant, and charged to expense over the requisite service period. The effect of this guidance is described in Note 15.

Loan Fees and Other Deferred Costs

In the normal course of business, the Company often enters into loan agreements with its primary lending institutions. The majority of these lending agreements require origination fees and other fees in the course of executing the agreements. For all costs associated with the execution of the lending agreements, the Company recognizes these as capitalized costs and defers the expensing of these costs over the term of the loan agreement using the effective interest method. These deferred costs are classified on the balance sheet as current or long-term assets based on the contractual terms of the loan agreements. See Note 8 for loan fees recorded in the current period.

Revenue Recognition

The Company recognizes revenue when evidence of an arrangement exists, the fee is determinable, and services are provided and collection is reasonably assured.

Management Estimates

The preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the realization of accounts receivable, stock based compensation expense, income tax provisions and the valuation of deferred taxes, and the valuation of the Company’s interest rate swap. Actual results could differ from those estimates.

Accounting Pronouncements

Recently Issued

In February 2013, FASB issued ASU No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” ASU 2013-02 improves the reporting of reclassifications out of accumulated other comprehensive income by requiring an entity to report their corresponding effect(s) on net income. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. The adoption of this guidance is not expected to impact the Company’s consolidated financial position, results of operations, or cash flows.

In January 2013, FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” ASU 2013-01 states the intended scope of disclosures required by ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” apply to derivatives and hedging transactions. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after January 1, 2013. The adoption of this guidance is not expected to impact the Company’s consolidated financial position, results of operations, or cash flows.

Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

Note 3 - Discontinued Operations

During the fourth quarter of 2012, the Company made the decision to discontinue its Heat Waves’ well-site construction and roustabout line of service.

The following table provides the components of discontinued operations, net of tax:

	For the Three Months Ended
	March 31,
	2013	2012
Revenues	$-	$10,039
Cost of Revenue	117,955	97,255
Gross Profit	(117,955)	(87,216)

Operating Expenses
Depreciation and amortization	-	77,395

Loss from Operations	(117,955)	(164,611)

Other Expense
Interest expense	963	750

Loss from discontinued operations	(118,918)	(165,361)
Income tax benefit	46,378	64,491
Loss on discontinued operations, net of tax	$(72,540)	$(100,870)

The following table provides the major classes of assets and liabilities components of discontinued operations, as of:

	March 31,	December 31,
	2013	2012

Accounts Receivable	$18,462	$153,754
Fixed Assets Held for Sale	71,342	304,429

Total Discontinued Assets	$89,804	$458,183

Accounts payable and accrued liabilities	$-	$219,882

Total Discontinued Liabilities	$-	$219,882

On March 14, 2013, the Company sold several trucks and equipment used in its construction division, which were classified as fixed assets held for sale as of December 31, 2012, for cash proceeds of $534,000. The book value at time of sale of these assets was approximately $233,000 and commissions of $10,000 were paid upon sale of the trucks and equipment. As such, for the three months ended March 31, 2013, the Company recorded a gain of approximately $291,000 on the sale of these fixed assets held for sale.

Note 3 – Discontinued Operations

During the year ended December 31, 2012, the Company made the decision to discontinue its Heat Waves’ well-site construction and roustabout line of service. Discontinued operations for 2012 consisted of revenues and cost of goods sold (COGS) associated with the well-site construction and roustabout line of service, trade accounts receivable balances, trade accounts payable balances, a prior year tax provision adjustment, among other items.

The following table provides the components of discontinued operations, net of tax:

	For the Years Ended
	December 31,
	2012	2011

Revenues	$617,406	$766,287
Cost of Revenue	1,284,337	852,635

Gross Profit	(666,931)	(86,348)

Operating Expenses
Depreciation and amortization	128,935	511,588

Loss from Operations	(795,866)	(597,936)

Other Expense
Interest expense	1,770	7,714

Loss from discontinued operations	(797,636)	(605,650)
Income tax benefit	311,078	236,204
Loss on discontinued operations, net of tax	$(486,558)	$(369,446)

The following table provides the major classes of assets and liabilities components of discontinued operations, as of:

	December 31,
	2012	2011

Accounts Receivable	$153,754	$87,740
Fixed Assets Held for Sale	304,429	412,831

Total Discontinued Assets	$458,183	$500,571

Accounts payable and accrued liabilities	$219,882	$29,637

Total Discontinued Liabilities	$219,882	$29,637

Non-Competition Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Note 4 - Non-Competition Agreements

Non-competition agreements consist of the following as of March 31, 2013:

Non-competition agreements - net, at January 1, 2012	$180,000
Amortization for the year ended December 31, 2012	(150,000)
Non-competition agreements - net, at December 31, 2012	30,000
Amortization for the three months ended March 31, 2013	(15,000)
Non-competition agreements - net, at March 31, 2013	$15,000

Amortization expense for the three months ended March 31, 2013 and 2012 totaled $15,000 and $60,000, respectively.

Future amortization expense on these non-competition agreements will be $15,000 for the three months ending June 30, 2013.

Note 4 - Non-Competition Agreements

Non-competition agreements consist of the following as of December 31, 2012 and 2011:

Non-competition agreements - net, at January 1, 2011	$420,000
Amortization for the year ended December 31, 2011	(240,000)
Non-competition agreements - net, at December 31, 2011	$180,000
Amortization for the year ended December 31, 2012	(150,000)
Non-competition agreements - net, at December 31, 2012	$30,000

Amortization expense for the years ended December 31, 2012 and 2011 totaled $150,000 and $240,000, respectively.

Future amortization expense on these non-competition agreements will be $30,000 for the year ending December 31, 2013.

Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 5 - Property and Equipment

Property and equipment consists of the following at:

	March 31,	December 31,
	2013	2012

Trucks and vehicles	$21,872,099	$23,933,669
Other equipment	2,772,304	2,781,903
Buildings and improvements	2,328,477	2,403,477
Trucks in process	877,280	1,110,356
Capitalized truck leases	455,093	455,093
Land	596,420	601,420
Disposal wells	367,330	667,330
Total property and equipment	29,269,003	31,953,248
Accumulated depreciation	(15,467,984)	(16,932,358)
Property and equipment - net	$13,801,019	$15,020,890

Depreciation expense on property and equipment for the three months ended March 31, 2013 and 2012 totaled $548,836 and $1,263,797, respectively.

Note 5 - Property and Equipment

Property and equipment consists of the following at:

	December 31,
	2012	2011

Trucks and vehicles	$23,933,669	$20,415,684
Other equipment	2,781,903	2,888,663
Buildings and improvements	2,403,477	2,947,305
Trucks in process	1,110,356	852,975
Capitalized truck leases	455,093	455,093
Land	601,420	701,420
Disposal wells	667,330	620,104
Total property and equipment	31,953,248	28,881,244
Accumulated depreciation	(16,932,358)	(14,122,205)
Property and equipment - net	$15,020,890	$14,759,039

Depreciation expense on property and equipment for the year ended December 31, 2012 and 2011 totaled $2,810,153 and $3,948,052, respectively.

Fixed Assets Held for Sale	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Disclosure of Fixed Assets Held for Sale [Text Block]

Note 6 – Fixed Assets Held for Sale

During the year ended December 31, 2012, the Company made the decision to exit completely from its Heat Waves’ well-site construction and roustabout line of service. As the Company had the intent, and made the plan, to dispose of or sell the fixed assets associated with this component of its business operations during the year ended December 31, 2012, it reclassified the fair value of the fixed assets within this business component as Fixed Assets Held for Sale on its accompanying Balance Sheet as of December 31, 2012 and as March 31, 2013.

Assets Held for Sale consists of the following at:

	March 31,	December 31,
	2013	2012

Trucks and vehicles	$428,332	$1,655,413
Accumulated depreciation	(356,990)	(1,350,984)
Assets held for sale - net	$71,342	$304,429

Depreciation expense on assets held for sale for the three months ended March 31, 2013 and 2012 totaled $-0- and $77,395, respectively.

Note 6 – Fixed Assets Held for Sale

During the year ended December 31, 2012, the Company made the decision to exit completely from its Heat Waves’ well-site construction and roustabout line of service. (For further discussion, please see Note 3, Discontinued Operations.) As the Company had the intent, and made the plan, to dispose of or sell the fixed assets associated with this component of its business operations during the year ended December 31, 2012, it reclassified the fair value of the fixed assets within this business component as Fixed Assets Held for Sale on its accompanying Balance Sheet as of December 31, 2012.

Assets Held for Sale consists of the following at December 31, 2012:

	December 31,
	2012	2011

Trucks and vehicles	$1,655,413	$1,634,880
Accumulated depreciation	(1,350,984)	(1,222,049)
Assets held for sale - net	$304,429	$412,831

Depreciation expense on assets held for sale for the year ended December 31, 2012 and 2011 totaled $128,935 and $511,588, respectively.

Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 7 – Long-Term Debt

Long-term debt consists of the following as of:

	March 31,	December 31,
	2013	2012

Term Loan entered into as part of the debt refinancing in November 2012 with an original principal balance of $11.0 million, payable in thirty-five fixed monthly principal installments of $130,952 beginning November 2012, with the remaining principal due November 2, 2015. Variable rate interest of 4.25% plus 1 Month Libor, collateralized by equipment, inventory, and accounts of the Company, entered into by the Company and two of its subsidiaries, Heat Waves Hot Oil Service, LLC and Dillco Fluid Service, Inc. (all as borrowers), and subject to financial covenants.	$10,476,192	$10,738,096

Real Estate Loan for a facility in North Dakota entered into with an original principal balance of $678,750. Principal balance amended to $705,000 during February 2012 and amended again during November 2012 to increase the principal balance by $47,000. Upon the November 2012 amendment, principal and interest payments of $7,416 beginning on December 16, 2012 and ending May 16, 2022. Interest is calculated as Prime plus 3.5% with a 4.75% floor (4.75% at March 31, 2013). Loan is collateralized by land and property purchased with the loan.	724,562	738,097

Note payable entered into with a lending institution in order to purchase field equipment. Equipment was sold to a third-party on March 25, 2013.	-	326,964

Note payable to the seller of Heat Waves. The note was garnished by the Internal Revenue Service (“IRS”) in 2009 and is due on demand; payable in monthly installments of $3,000 per agreement with the IRS.	305,000	314,000

Mortgage payable to a bank, interest at 7.25%, due in monthly payments through February 2015 with a balloon payment of $111,875 on March 15, 2015, secured by land, guaranteed by one of the Company’s stockholders.	194,881	204,941

Note payable entered into with a lending institution in order to purchase field pickup trucks, interest at a fixed rate of 8.05%. Term of 60 months, due in monthly installments of $4,688 through September 2016, secured by equipment purchase with the note.	170,951	181,413

Mortgage payable to a bank, interest at 5.9%, payable in monthly payments through January 2017 with a balloon payment of $88,118 on February 1, 2017, secured by land.	134,844	137,507

Notes payable to a vehicle finance company, interest at fixed rates from 4.89% to 10.25%, due in monthly installments through August 2015, secured by vehicles, guaranteed by one of the stockholders.	57,844	68,476

Capital leases entered into with a leasing company in order to purchase trucks and trailers, interest at a fixed rate of 5%. Truck lease term of 24 months, due in monthly installments through September 2012. Trailer lease term of 36 months, payments due in monthly installments through September 2013.	41,715	62,308

Note payable entered into with a lending institution in order to purchase equipment, interest at a fixed rate of 8.2%. Truck lease term of 60 months, due in monthly installments through January 2017, secured by equipment purchase with the note.	33,631	35,469

Total	12,139,620	12,807,271
Less current portion	(2,229,883)	(2,236,343)
Long-term debt, net of current portion	$9,909,737	$10,570,928

Aggregate maturities of debt are as follows:

Twelve Months Ending March 31,

2014	$2,229,883
2015	1,872,334
2016	7,351,202
2017	111,500
2018	155,130
Thereafter	419,571
Total	$12,139,620

Revolving Line of Credit

As of March 31, 2013 and December 31, 2012, the outstanding balance on the revolving line of credit with our primary lender was $1,234,447 and $2,151,052, respectively.

Covenant Compliance

At March 31, 2013, the Company did not meet one of the covenants imposed by the loan agreements with PNC Bank, National Association (“PNC”), associated with limits imposed on the aggregate amount of lease expense allowed on an annual basis, which resulted in an event of default under the loan documents. PNC has waived the effect of this event of default and has agreed to modify the debt covenants of the loan agreements for future reporting periods for the covenant which was in default at March 31, 2013. As a result of the waiver, no default was declared. The Company believes that it is in line to meet the modified debt covenant and all other future covenant requirements.

Note 10 – Long-Term Debt

Long-term debt consists of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011
Term Loan entered into as part of the debt refinancing in November 2012 with an original principal balance of $11.0 million, payable in thirty-five fixed monthly principal installments of $130,952 beginning November 2012, with the remaining principal due November 2, 2015. Variable rate interest of 4.25% plus 1 Month Libor, collateralized by equipment, inventory, and accounts of the Company, entered into by the Company and two of its subsidiaries, Heat Waves Hot Oil Service, LLC and Dillco Fluid Service, Inc. (all as borrowers), and subject to financial covenants. (See Note 8.)	$10,738,096	$-

Real Estate Loan for a facility in North Dakota entered into with an original principal balance of $678,750. Principal balance amended to $705,000 during February 2012 and amended again during November 2012 to increase the principal balance by $47,000. Upon the November 2012 amendment, principal and interest payments of $7,416 beginning on December 16, 2012 and ending May 16, 2022. Interest is calculated as Prime plus 3.5% with a 4.75% floor (4.75% at December 31, 2012). Loan is collateralized by land and property purchased with the loan.	738,097	678,750

Note payable entered into with a lending institution in order to purchase field equipment, interest at a fixed rate of 6.50%. Term of 48 months, due in monthly installments of $10,294 through December 2015, secured by equipment purchase with the note.	326,964	-

Note payable to the seller of Heat Waves. The note was garnished by the Internal Revenue Service (“IRS”) in 2009 and is due on demand; payable in monthly installments of $3,000 per agreement with the IRS.	314,000	350,000

Mortgage payable to a bank, interest at 7.25%, due in monthly payments through February 2015 with a balloon payment of $111,875 on March 15, 2015, secured by land, guaranteed by one of the Company’s stockholders.	204,941	242,543

Note payable entered into with a lending institution in order to purchase field pickup trucks, interest at a fixed rate of 8.05%. Term of 60 months, due in monthly installments of $4,688 through September 2016, secured by equipment purchase with the note.	$181,413	$221,213

Mortgage payable to a bank, interest at 5.9%, payable in monthly payments through January 2017 with a balloon payment of $88,118 on February 1, 2017, secured by land.	137,507	147,631

Notes payable to a vehicle finance company, interest at fixed rates from 4.89% to 10.25%, due in monthly installments through August 2015, secured by vehicles, guaranteed by one of the stockholders.	68,476	139,140

Capital leases entered into with a leasing company in order to purchase trucks and trailers, interest at a fixed rate of 5%. Truck lease term of 24 months, due in monthly installments through September 2012. Trailer lease term of 36 months, payments due in monthly installments through September 2013.	62,308	226,900

Note payable entered into with a lending institution in order to purchase equipment, interest at a fixed rate of 8.2%. Truck lease term of 60 months, due in monthly installments through January 2017, secured by equipment purchase with the note.	35,469	41,890

Notes payable to equipment finance companies, paid in full during 2012.	-	27,753

Term Loan entered into as part of the debt refinancing in June 2010 with an original principal balance of $9.1 million. (Refinanced November 2, 2012; see Note 8.)	-	8,050,472

Notes payable to stockholder. (Converted to equity; see Note 8.)	-	1,477,760

Equipment Loan entered into with an original principal balance of $1,000,000. (Refinanced November 2, 2012; see Note 8.)	-	789,975

Equipment Loan entered into with an original principal balance of $152,303. (Refinanced November 2, 2012; see Note 8.)	-	140,873

Equipment Loan entered into with an original principal balance of $410,642. (Refinanced November 2, 2012; see Note 8.)	-	387,044

Equipment Loan entered into with an original principal balance of $452,795. (Refinanced November 2, 2012; see Note 8.)	-	443,909

Equipment Loan entered into with an original principal balance of $895,632. (Refinanced November 2, 2012; see Note 8.)	-	-

Total	12,807,271	13,365,853
Less current portion	(2,236,343)	(3,867,658)
Long-term debt, net of current portion	$10,570,928	$9,498,195

Aggregate maturities of debt are as follows:

Year Ended December 31,
2013	$2,236,343
2014	1,873,558
2015	7,974,491
2016	128,785
2017	157,394
Thereafter	436,700
Total	$12,807,271

Covenant Compliance

At December 31, 2012, the Company has met all of the financial covenants imposed by the loan agreements pursuant to the PNC agreement executed on November 2, 2012.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 9 – Commitments and Contingencies

Operating Leases

The Company leases six facilities under lease commitments that expire through November 2016, and also leases trucks and equipment under several equipment lease commitments that expire through June 2017; all of these facility and equipment leases are accounted for as operating leases. Future minimum lease commitments for these operating lease commitments are as follows:

Twelve Months Ending March 31,

2014	$872,560
2015	742,319
2016	539,226
2017	173,548
2018	22,800
Total	$2,350,453

Capital Leases

The Company has entered into capital leases for five water transport units (each unit includes one truck and one trailer), which have been included in Property and Equipment (Note 5) and are summarized in the table below as of March 31, 2013:

Capitalized Trucks	$218,807
Capitalized Trailers	236,286
Less: Accumulated Depreciation	(164,650)
Net Assets Under Capital Leases	$290,433

The following is a summary of the future minimum lease payments under capital leases as of March 31, 2013:

Twelve Months Ending March 31,	Minimum Lease Payment
2014	$42,240
2015	-
Total minimum lease payments	42,240
Less: Interest	(525)
Net minimum lease payments	41,715
Less: Current portion	(41,715)
Long-term portion of minimum lease payments	$-

Note 7 – Commitments and Contingencies

Operating Leases

The Company leases six facilities under lease commitments that expire through November 2016, and also leases trucks and equipment under several equipment lease commitments that expire through June 2017; all of these facility and equipment leases are accounted for as operating leases. Future minimum lease commitments for these facilities and other operating leases are as follows:

Year Ended December 31,
2013	$731,965
2014	392,471
2015	241,763
2016	192,126
2017	45,600

Total	$1,603,925

Capital Leases

The Company has entered into capital leases for five water transport units (each unit includes one truck and one trailer), which have been included in Property and Equipment (Note 5) and are summarized in the table below:

Capitalized Trucks	$218,807
Capitalized Trailers	236,286
Total Capital Leases	455,093
Less: Accumulated Depreciation	(148,396)
Net Assets Under Capital Leases	$306,697

The following is a summary of the future minimum lease payments related to capital leases, together with the present value of the net minimum lease payments as of December 31, 2012:

Year Ended December 31,	Minimum Lease Payments
2013	63,484
2014	-
Total minimum lease payments	63,484
Less: Interest	(1,176)
Net minimum lease payments	62,308
Less: Current portion	(62,308)
Long-term portion of net minimum lease payments	$-

Debt Restructuring and Private Equity Placement	12 Months Ended
Dec. 31, 2012
Debt Refinance [Abstract]
Debt Refinance [Text Block]

Note 8 – Debt Restructuring and Private Equity Placement

On November 2, 2012, the Company, and two of its subsidiaries, Dillco and Heat Waves (all as “Borrowers”), and PNC Bank, National Association (“PNC”) entered into a Revolving Line of Credit, Term Loan and Security Agreement (the “Credit Agreement”) and other documents by which the Company and its subsidiaries refinanced substantially all of its existing indebtedness with Great Western Bank; the exception being the real estate loan for a facility in North Dakota with an original principal balance of $678,750 and current principal balance of $738,097 (Note 10).

Term Loan Agreement

The terms of the first agreement entered into through the debt refinance, a term loan agreement, include:

(1) principal amount of $11,000,000;

(2) beginning November 2012, thirty-five fixed monthly principal installments of $130,952, with the remaining principal due November 2, 2015;

(3) a variable rate interest of 4.25% plus 1 Month Libor;

(4) collateral consists of the equipment, inventory, and accounts of the Company;

(5) the obligation is guaranteed by a person who is both an officer and director of the Company; and

(6) the loan is subject to certain financial covenants.

At December 31, 2012, the total outstanding balance on this term loan was $10,738,096 (Note 10), with $1,571,424 included in the Current portion of long-term debt and $9,166,672 classified as Long-term debt.

Fees. As part of the November 2012 debt refinancing the Company incurred $922,685 in origination and other debt issuance fees for the issuance of this term loan. As of December 31, 2012, $307,776 of these fees were classified as Current Assets, within Prepaid expenses and other current assets, and the remaining $564,256 were classified as Other Assets. For the year ended December 31, 2012, the Company had amortized $50,653 of these fees to Interest Expense.

Revolving Line of Credit

The second loan agreement pursuant to the Company’s debt refinancing on November 2, 2012 consisted of a three year, $5,000,000 revolving line of credit subject to a borrowing base defined as the lesser of the maximum revolving advance amount of $5,000,000 or 85% of defined eligible accounts receivable. The revolving line of credit has a variable rate interest of 3.25% plus 1 Month Libor and is secured with inventory and accounts of the company. The revolving line of credit also has a facility fee of .375% per annum, which is applied to any undrawn portion of the maximum revolving advance amount. At December 31, 2012, the outstanding balance on this revolving line of credit was $2,151,052; the entire amount classified as current Line of credit borrowings.

Additional Requirements Pursuant to the PNC Credit Agreement

Additional Private Equity Placement. As a condition of the refinancing with PNC, PNC required the Company to raise at least $1,250,000 in equity in a private equity placement. This private placement was completed in November 2012. Each accredited investor received the same terms pursuant to the Stock Subscriptions issued by the Company, as approved by the Board of Directors (i.e. Units at $350 per Unit, each Unit consisting of 1,000 shares of common stock and warrants to purchase 500 shares of common stock at $0.55 per share). The total equity raised was $1,994,800 or 5,699 Units (which equates to 5,699,428 shares of common stock). This resulted in the issuance of warrants, to these same accredited investors, to purchase 2,849,714 shares of common stock at $0.55 per share. See Note 14.

In conjunction with the stock subscription agreements executed by the equity investors, the Company and each equity investor also entered into a registration rights agreement; which agreement requires the payment of penalty fees to the equity investor in the event the Company is unable to timely register the shares of common stock acquired by the equity investor pursuant to the stock subscription agreement. The Company notes that it fully expects to register the underlying shares of common stock issued through the November 2012 private equity placement through filing a timely Form S-1 registration statement with the SEC. Due to its expectation to timely file the registration statement with the SEC, the Company does not believe it will pay any penalties pursuant to the registration rights agreement and therefore has not recorded a liability for the penalties.

Conversion of Related Party Subordinated Debt. As a condition of the refinancing with PNC, PNC required that Mr. Herman continue to guarantee Enservco’s indebtedness, although it reduced the guarantee amount to $3,500,000 from the unlimited guarantee imposed by Great Western Bank. PNC also required that Mr. Herman convert his subordinated indebtedness (a total of $1,477,760) into equity of Enservco.

As a result of the completion of the PNC financing, Mr. Herman entered into a guarantee agreement for $3,500,000 and converted his debt from the Company in the principal amount of $1,477,760 into 4,222 Units (being 4,222,000 shares and warrants to purchase 2,111,000 additional shares of common stock at $0.55 per share). The approximate $45,000 of accrued interest owed Mr. Herman was paid in cash from funds received through the PNC agreement and the private equity placement required therein. Also as a result of the completion of the PNC financing, Mr. Herman was relieved of his unlimited guarantee to Great Western Bank. See Note 14

Interest Rate Swap	12 Months Ended
Dec. 31, 2012
Interest Rate Swap [Abstract]
Interest Rate Swap [Text Block]

Note 9 – Interest Rate Swap

Also as a condition of the refinancing with PNC, PNC required the Company to enter into an “Interest Rate Protection Agreement” for an amount of no less than $1,000,000 within thirty days after the closing date of the Agreement. On November 13, 2012 the Company entered into an Interest Rate Swap Agreement (“swap”) with PNC in order to hedge the cash flow requirements for the variable interest rate associated with the PNC Term Loan. This type of swap is also generally known as a “Floating for Fixed Rate” swap agreement. This swap met the conditions required by the Agreement as an “Interest Rate Protection Agreement”.

The general terms of the swap are as follows:

Notional Amount:	$11,000,000
Issue Date:	11/13/2012
Maturity Date:	11/2/2015
Fixed Rate:	0.64%
Floating Rate:	Determined monthly per index, originated at 0.209%
Floating Index:	USD LIBOR 1 Month BBA Bloomberg

As such, the floating variable interest rate associated with the Term Loan debt of 4.25% plus LIBOR was swapped for a fixed rate, as obtained and locked into for the duration of the PNC Term Loan through the swap, of 4.25% plus 0.64%. The Company entered into the swap for the purposes of hedging, not for the purpose of speculation.

As noted above, the Company was only required to enter into an “Interest Rate Protection Agreement” for an amount no less than $1,000,000. However, the Company elected to enter into a swap agreement for the originated Term Loan principal balance of $11,000,000. The rationale and intent for entering into a swap at the Term Loan principal balance, rather than a lower amount, was multi-fold. First, the Company desired to manage (or hedge) over the life of the Term Loan the Company’s interest rate risk (cash flow risk). Second, the Company desired to manage its results of operations as reported on its Statement of Income within its Financial Statements (net income risk), from reporting period to reporting period. Third, the Company desired to align the terms and conditions of the swap to mirror the terms and conditions of the PNC Term Loan; this would allow management to better evidence the effectiveness of the swap, as required by generally accepted accounting principles, in order to hedge against cash flow and net income risk noted above (due to a sound correlation between the terms and conditions of the swap and the terms and conditions of the Term Loan, which was management’s intent, management does not expect there to be any non-effectiveness in the cash flow hedge created by the swap in the current or any future periods). Through this analysis, the Company elected to treat the derivative as a cash-flow hedge, for accounting purposes.

At November 13, 2012, and again at December 31, 2012, the Company valued the interest rate swap. At November 13, 2012, the swap was valued near zero (as was expected for this type of derivative instrument). At December 31, 2012, an updated valuation was performed and the Company recorded current liabilities of $24,048 (classified as Accounts payable and accrued liabilities), and long-term assets of $16,171 (classified as Other Assets) associated with the swap.

Due to the Company’s election to treat the swap as a cash-flow hedge, the Company recorded the change in valuation of $4,805 (net of taxes of $3,072) as an unrealized loss within Accumulated other comprehensive income for the year ended December 31, 2012.

Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Warrants [Abstract]
Warrants [Text Block]

Note 10 – Warrants

2010 Warrants

On July 28, 2010, the Company entered into an agreement with an investor relations firm and as part of the compensation paid to this firm, pursuant to that agreement, granted each of the principals of the firm a warrant to purchase 112,500 shares of the Company’s common stock (a total of 225,000 shares). The warrants are exercisable at $0.49 per share for a four year term. Each of the warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants.

The fair value of each warrant is estimated on the date of issuance using the Black-Scholes option pricing model. The grants issued in 2010 were valued using the following weighted average assumptions: no dividend yield, expected volatility of 96.4%, risk free interest rate of 1.07% and term of 4 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the contractual warrant term. The warrant term was based on the life of the warrant as stated on the warrant agreement. With a stock price of $0.53 on the date of issuance, these warrants had a grant date fair-value of $0.36 per share. These warrants are classified as equity instruments on the balance sheet at December 31, 2012 and March 31, 2013.

As of December 31, 2010 the Company recognized the entire expense (through operating expense as general and administrative expense) of $81,771 associated with these warrants; i.e. no expense was recognized in any future reporting period for these warrants.

2011 Warrants

On May 9, 2011, Enservco entered into an agreement with a financial advisor and as part of the compensation paid pursuant to that agreement granted the advisor a warrant to purchase 100,000 shares of the Company’s common stock. The warrants are exercisable at $0.77 per share for a five year term. The warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants.

The fair value of each warrant is estimated on the date of issuance using the Black-Scholes option pricing model. The grants issued in 2011 were valued using the following weighted average assumptions: no dividend yield, expected volatility of 102.8%, risk free interest rate of 1.84% and term of 5 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the contractual warrant term. The warrant term was based on the life of the warrant as stated on the warrant agreement. With a stock price of $0.63 on the date of issuance, these warrants had a fair-value of $0.46 per share. These warrants are classified as equity instruments on the balance sheet at December 31, 2012 and March 31, 2013.

As of December 31, 2011 the Company recognized the entire expense (through operating expense as general and administrative expense) of $46,353 associated with these warrants; i.e. no expense was recognized in any future reporting period for these warrants.

2012 Warrants

On October 31, 2012, Enservco granted each of the principals of its existing investor relations firm a warrant to purchase 112,500 shares of the Company’s common stock (a total of 225,000 shares) for the firm’s assistance in creating awareness for the Company’s Private Equity Placement, in November 2012, as required by the Revolving Credit, Term Loan, and Security Agreement entered into with PNC Bank, National Association (“PNC”). The warrants are exercisable at $0.55 per share for a five year term. Each of the warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants.

In November 2012, Enservco entered into stock subscription agreements with each equity investor who participated in the Private Equity Placement. The Company raised approximately $2.0 million in equity, pursuant to the Facility Agreement entered into with PNC (the agreement required a minimum $1.25 million equity raise as a perquisite to the agreement’s execution). In conjunction with these stock subscription agreements, the Company granted a one-half share warrant for every full share of common stock acquired by the equity investors. As such, the Company granted warrants to purchase 2,849,714 shares of the Company’s common stock, exercisable at $0.55 per share for a five year term. Each of the warrants may be exercised on a cashless basis and have a price-reset provision if, in certain circumstances, Enservco issues shares of its common stock (or common stock equivalents) at less and $0.35 per share on or before October 31, 2014. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants and an obligation to file a registration statement for the shares underlying those warrants before a specific date, and to obtain effectiveness thereof by September 25, 2013 (the “Registration Right”). The registration statement has been filed within the time limits required, although it has not yet been declared effective. If the Company fails to obtain timely effectiveness, it may be subject to a penalty in cash or shares (valued at the current ten-day VWAP ending two days before payment is made) equal to 1.0% per month (prorated for any partial months), for the period(s) of time that the Company fails to obtain effectiveness or remain effective, of the original purchase price of the Registrable Securities included or intended to be included within the Registration Statement, provided that the aggregate amount of Liquidated Damages shall not exceed 8% of the original purchase price of such Registrable Securities.

Also in November 2012, Enservco granted warrants to purchase 449,456 shares of the Company’s common stock to numerous unaffiliated consultants, for services rendered for the finding and execution of multiple stock subscriptions agreements with several equity investors. These warrants have the same terms and conditions as the warrants issued in conjunction with the stock subscription agreements, as granted on the same date thereof (i.e. exercisable at $0.55 per share for a five year term, piggy-back registration rights, no price-reset provisions, etc).

On November 2, 2012, pursuant to conditions within the PNC Revolving Credit, Term Loan, and Security Agreement, Mr. Herman (the Company’s Chairman and CEO) was required to convert his $1,477,760 outstanding subordinated debt into 4,222,000 shares of the Company’s common stock. Similar to the provisions within the stock subscription agreements executed on the same date thereof, Mr. Herman was granted warrants to purchase 2,111,000 shares of the Company’s common stock. These warrants have the same terms and conditions as the warrants issued in conjunction with the stock subscription agreements, as granted on the same date thereof (i.e. exercisable at $0.55 per share for a five year term, piggy-back registration rights, price-reset provisions, etc).

In each case where the warrants are entitled to a cashless exercise, the Company has interpreted the term “fair market value” of the underlying shares to equal the ten day VWAP for the Company’s common stock, ending on the day before notice of exercise is received by the Company.

The fair value of each warrant is estimated on the date of issuance using the Black-Scholes option pricing model, and is shown as additional issuance costs of the private placement. The grants issued in 2012 were valued using the following weighted average assumptions: no dividend yield, expected volatility of 123.9%, risk free interest rate of 0.73% and term of 5 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the contractual warrant term. The warrant term was based on the life of the warrant as stated on the warrant agreement. With a stock price of $0.35 on the date of issuance, these warrants had a fair-value of $0.28 per share. These warrants are classified as equity instruments on the balance sheet at December 31, 2012 and March 31, 2013.

In addition to the warrants discussed above, subsequent to the close of the PNC Credit Agreement and the Private Equity Placement, on November 29, 2012, Enservco entered into an investor relations services agreement with an unaffiliated consultant. Pursuant to this services agreement, the Company issued the consultant 125,000 shares of common stock, at $0.40 per share, in lieu of cash fees. The Company also granted the consultant a warrant to purchase 200,000 shares of the Company’s common stock. Due to the terms of the warrants and the underlying service agreement with the service provider, these warrants vest based on performance criteria within the agreement through May 31, 2013, and are exercisable on May 31, 2013 at $0.40 per share, with a five year term. Each of the warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants.

The warrants issued on November 29, 2012 were valued using the following weighted average assumptions: no dividend yield, expected volatility of 125.7%, risk free interest rate of 0.63%, and term of 5 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the contractual warrant term. The warrant term was based on the life of the warrant as stated on the warrant agreement. With a stock price of $0.36 on the date of issuance, these warrants had a fair-value of $0.30 per share. Per analysis performed by the Company, the warrants issued on November 29, 2012 are classified as equity instruments on the balance sheet at December 31, 2012 and March 31, 2013. As of March 31, 2013 the Company recognized an expense (through operating expense as general and administrative expense) of $30,023 associated with these warrants.

Note 14 – Warrants

2010 Warrants

On July 28, 2010, the Company entered into an agreement with an investor relations firm and as part of the compensation paid to this firm, pursuant to that agreement, granted each of the principals of the firm a warrant to purchase 112,500 shares of the Company’s common stock (a total of 225,000 shares). The warrants are exercisable at $0.49 per share for a four year term. Each of the warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants.

The fair value of each warrant is estimated on the date of issuance using the Black-Scholes option pricing model. The grants issued in 2010 were valued using the following weighted average assumptions: no dividend yield, expected volatility of 96.4%, risk free interest rate of 1.07% and term of 4 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the contractual warrant term. The warrant term was based on the life of the warrant as stated on the warrant agreement. With a stock price of $0.53 on the date of issuance, these warrants had a grant date fair-value of $0.36 per share. These warrants are classified as equity instruments on the balance sheet at December 31, 2011.

As of December 31, 2010 the Company recognized the entire expense (through operating expense as general and administrative expense) of $81,771 associated with these warrants; i.e. no expense was recognized during the years ended December 31, 2012 and 2011 for these warrants.

2011 Warrants

On May 9, 2011, Enservco entered into an agreement with a financial advisor and as part of the compensation paid pursuant to that agreement granted the advisor a warrant to purchase 100,000 shares of the Company’s common stock. The warrants are exercisable at $0.77 per share for a five year term. The warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants.

The fair value of each warrant is estimated on the date of issuance using the Black-Scholes option pricing model. The grants issued in 2011 were valued using the following weighted average assumptions: no dividend yield, expected volatility of 102.8%, risk free interest rate of 1.84% and term of 5 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the contractual warrant term. The warrant term was based on the life of the warrant as stated on the warrant agreement. With a stock price of $0.63 on the date of issuance, these warrants had a fair-value of $0.46 per share. These warrants are classified as equity instruments on the balance sheet at December 31, 2011.

As of December 31, 2011 the Company recognized the entire expense (through operating expense as general and administrative expense) of $46,353 associated with these warrants; i.e. no expense was recognized during the year ended December 31, 2012 for these warrants.

2012 Warrants

On October 31, 2012, Enservco granted each of the principals of its existing investor relations firm a warrant to purchase 112,500 shares of the Company’s common stock (a total of 225,000 shares) for the firm’s assistance in creating awareness for the Company’s private equity placement, in November 2012, as discussed herein. The warrants are exercisable at $0.55 per share for a five year term. Each of the warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants.

In November 2012, Enservco entered into stock subscription agreements with each equity investor, who participated in the Private Equity Placement (see Note 8). The Company raised approximately $2.0 million in equity, as required by the Revolving Credit, Term Loan, and Security Agreement entered into with PNC Business Credit (the agreement required a minimum $1.25 million equity raise as a perquisite to the agreement’s execution). In conjunction with these stock subscription agreements, the Company granted a one-half share warrant for every full share of common stock acquired by the equity investors. As such, the Company granted warrants to purchase 2,849,714 shares of the Company’s common stock, exercisable at $0.55 per share for a five year term. Each of the warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants.

Also in November 2012, Enservco granted warrants to purchase 449,456 shares of the Company’s common stock to numerous unaffiliated consultants, for services rendered for the finding and execution of multiple stock subscriptions agreements with several equity investors. These warrants have the same terms and conditions as the warrants issued in conjunction with the stock subscription agreements, as granted on the same date thereof (i.e. exercisable at $0.55 per share for a five year term, piggy-back registration rights, etc).

On November 2, 2012, pursuant to conditions within the PNC Revolving Credit, Term Loan, and Security Agreement, Mr. Herman (the Company’s Chairman and CEO) was required to convert his $1,477,760 outstanding subordinated debt into 4,222,000 shares of the Company’s common stock. Similar to the provisions within the stock subscription agreements executed on the same date thereof, Mr. Herman was granted warrants to purchase 2,111,000 shares of the Company’s common stock. These warrants have the same terms and conditions as the warrants issued in conjunction with the stock subscription agreements, as granted on the same date thereof (i.e. exercisable at $0.55 per share for a five year term, piggy-back registration rights, etc).

As noted in Note 8 above, in conjunction with the stock subscription agreements executed by the equity investors, which provide for the issuance of the warrants described above, the Company and each equity investor also entered into a registration rights agreement. The Company notes that though each of the warrants described above contain piggy-back provisions that allows the warrant holder to include its shares in any registration of shares of common stock by the Company, the warrants issued do not contain any penalties for failure to register the shares available under the warrant agreements.

The fair value of each warrant is estimated on the date of issuance using the Black-Scholes option pricing model, and is shown as additional issuance costs of the private placement. The grants issued in 2012 were valued using the following weighted average assumptions: no dividend yield, expected volatility of 123.9%, risk free interest rate of 0.73% and term of 5 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the contractual warrant term. The warrant term was based on the life of the warrant as stated on the warrant agreement. With a stock price of $0.35 on the date of issuance, these warrants had a fair-value of $0.28 per share. These warrants are classified as equity instruments on the balance sheet at December 31, 2012.

In addition to the warrants discussed above, subsequent to the close of the PNC Credit Agreement and the Private Equity Placement, on November 29, 2012, Enservco entered into an investor relations services agreement with an unaffiliated consultant. Pursuant to this services agreement, the Company issued the consultant 125,000 shares of common stock, at $0.40 per share, in lieu of cash fees. The Company also granted the consultant a warrant to purchase 200,000 shares of the Company’s common stock, which are subject to specific market condition and other vesting requirements. Due to the terms of the warrants and the underlying service agreement with the service provider, these warrants were not vested or exercisable during the period ending December 31, 2012. The warrants are exercisable on May 31, 2013, at $0.40 per share for a five year term. Each of the warrants may be exercised on a cashless basis. The warrants also provide that subject to various conditions, the holders have piggy-back registration rights with respect to the shares of common stock that may be acquired upon the exercise of the warrants. Per analysis performed by the Company, these warrants will be classified as equity as the related expense is recognized.

Marketable Securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]

Note 11 – Marketable Securities

Available-for-sale securities

Available-for-sale securities, classified as other current assets, is as:

	December 31, 2012
	Amortized Cost	Unrealized Gains in Comprehensive Income	Unrealized Losses in Comprehensive Income	Sales of Securities	Fair Value

Available-for-sale securities	$150,793	$30,363	$(948)	$(180,208)	$-

	December 31, 2011
	Amortized Cost	Unrealized Gains in Accumulated Other Comprehensive Income	Unrealized Losses in Accumulated Other Comprehensive Income	Sales of Securities	Fair Value

Available-for-sale securities	$365,786	$83,817	$(298,810)	$-	$150,793

Net unrealized holding gains (losses) on available-for-sale securities in the amount of $29,415 and $(214,993) for the years ended December 31, 2012 and 2011, respectively, have been included in accumulated other comprehensive income.

Due to the sale of marketable securities during the year ended December 31, 2012, the Company released an additional $(40,579) out of the accumulated other comprehensive income balance, into earnings, resulting in an accumulated other comprehensive income balance (associated with available-for-sale securities) of $-0- at December 31, 2012.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 12 - Fair Value Measurements

The following tables present the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis by level within the fair value hierarchy:

	December 31, 2012
	Level 1	Level 2	Level 3	Total

Derivative Instrument
Interest rate swap, net liability*	$-	$-	$7,877	$7,877

Total	$-	$-	$7,877	$7,877

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Available-for-sale Securities
Equity Securities – industrial metals and minerals	$85,900	$-	$-	$85,900
Mutual Fund – bonds international	64,893	-	-	64,893
Total	$150,793	$-	$-	$150,793

*Note: The interest rate swap, entered into on November 13, 2012, consists of current liabilities of $24,048 (classified as Current portion of interest rate swap), and long-term assets of $16,171 (classified as Long-term portion of interest rate swap).

The Company’s marketable equity securities are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The Company has elected to account for its available-for-sale securities using the fair value option in accordance with ASC 825 Financial Instruments. Available-for-sale equity securities are classified as Marketable Securities.

The Company’s derivative instrument (e.g. interest rate swap, or “swap”) is valued using models which require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, and correlations of such inputs. Some of the model inputs used in valuing the derivative instruments trade in liquid markets. However, there are certain variables used which are not observable, due to the complexity of discounted cash flows for the cash flow hedge, etc. As such, since these unobservable variables require more objectivity and involve significant management judgment, the derivative instruments are classified within Level 3 of the fair value hierarchy and are included in Other assets, non-current, and Other liabilities, current. The fair value of derivative instruments reflected in the table above and on the Consolidated Balance Sheets has been adjusted for non-performance risk. For applicable financial assets carried at fair value, the credit standing of the counterparties is analyzed and factored into the fair value measurement of those assets. Using prevailing interest rates on similar investments and foreign currency forward rates, the estimated fair value of the swap was $7,877 at the year ended December 31, 2012. The fair value estimate of the swap does not reflect its actual trading value.

Level 3 Reconciliation

As of December 31, 2012 the only Level 3 financial asset or liability recorded by the Company was the November 13, 2012 interest rate swap (derivative financial instrument) entered into as part of the debt refinancing on November 2, 2012 as discussed in Note 8. There were no level 3 financial assets or liabilities as of December 31, 2011. However, as guidance requires the Company to show a reconciliation of all financial assets and liabilities classified as Level 3 in the fair value hierarchy for the current reporting period, the Company’s interest rate swaps (Level 3) consist of the following:

Level 3
Balance, January 1, 2012	-
Change in value, interest rate swap	7,877

Balance, December 31, 2012	$7,877

Taxes on Income from Continuing Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 8 – Income Taxes

Income tax expense during interim periods is based on applying an estimated annual effective income tax rate to year-to-date income, plus any significant unusual or infrequently occurring items which are recorded in the interim period.  The provision for income taxes for the three months ended March 31, 2013 and 2012 differs from the amount that would be provided by applying the statutory U.S. federal income tax rate of 34% to pre-tax income primarily because of state income taxes and estimated permanent differences.

The computation of the annual estimated effective tax rate at each interim period requires certain estimates and significant judgment including, but not limited to, the expected operating income for the year, projections of the proportion of income earned and taxed in various jurisdictions, permanent and temporary differences, and the likelihood of recovering deferred tax assets generated in the current year.  The accounting estimates used to compute the provision for income taxes may change as new events occur, more experience is obtained, additional information becomes known or as the tax environment changes.

Note 13 – Taxes on Income from Continuing Operations

The sources of income (loss) from continuing operations before income taxes were as follows:

	December 31,
	2012	2011

United States	$828,267	$(2,495,733)
Foreign	-	-

Income (loss) before income taxes	$828,267	$(2,495,733

The components of the (benefit from) provision for income taxes are as follows:

	December 31,
	2012	2011
Current
Federal	$-	$-
State	-	-
	-	-

Deferred
Federal	372,064	(782,805)
State	54,715	(115,118)
	426,779	(897,923)

Provision for (benefit from) income taxes	$426,779	$(897,923)

The total income tax provision (benefit) from continuing operations differs from the amount computed by applying the statutory federal income tax rate of 34% to loss before taxes. The reasons for this difference for the years ended December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011

Computed expected tax benefit	$281,610	$(848,549)

Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact	41,413	(124,787)
Stock compensation adjustment	87,877	96,629
Other	15,879	(21,216)

Provision for (benefit from) income taxes	$426,779	$(897,923)

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

We have a requirement of reporting of taxes based on tax positions which meet a more likely than not standard and which are measured at the amount that is more likely than not to be realized.  Differences between financial and tax reporting which do not meet this threshold are required to be recorded as unrecognized tax benefits.  This standard also provides guidance on the presentation of tax matters and the recognition of potential IRS interest and penalties. As of December 31, 2012 and 2011, the Company does not have an unrecognized tax liability.

The components of deferred income taxes for the years ended December 31, 2012 and 2011 are as follows:

	December 31, 2012		December 31, 2011
	Current	Long-Term	Current	Long-Term
Deferred tax assets
Reserves and accruals	$166,766	$-	$215,222	$-
Amortization	-	249,446	-	229,974
Capital losses	-	11,396	-	8,325
FAS 123R - Accrued NSO Expense	-	405,386	-	384,124
Net operating losses	-	1,008,850	-	534,830
	166,766	1,675,078	215,222	1,157,253
Less: Valuation Allowance	-	-	-	-

Total deferred tax assets	166,766	1,675,078	215,222	1,157,253

Deferred tax liabilities
Depreciation	-	(2,126,740)	-	(1,544,740)
Acquired intangible assets	(13,300)	-	(28,052)	-

Total deferred tax liabilities	(13,300)	(2,126,740)	(28,052)	(1,544,740)

Net deferred tax assets (liabilities)	$153,466	$(451,662)	$187,170	$(387,487)

As of December 31, 2012 and 2011, the Company did not record any valuation allowances.

As of December 31, 2012, the Company had Federal net operating loss carryforwards of approximately $2.4 million to reduce future taxable income, which expire after 2029.

The Company classifies penalty and interest expense related to income tax liabilities as an income tax expense. There are no interest and penalties recognized in the statement of operations or accrued on the balance sheet.

The Company files tax returns in the United States, in the states of Colorado, Kansas, North Dakota, and Pennsylvania. The tax years 2009 through 2012 remain open to examination in the taxing jurisdictions to which the Company is subject.

Stockholder's Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 11 – Stockholder’s Equity

2010 Option Plan

On July 27, 2010 the Company’s Board of Directors adopted the Aspen Exploration 2010 Stock Incentive Plan (the “2010 Plan”). The aggregate number of shares of our common stock that may be issued through December 31, 2011 under all equity-based awards made under the 2010 Plan is 3,500,000 shares. The number of shares subject to the 2010 Plan may be reset each year, commencing January 1, 2012, based on the number of shares of stock then outstanding. As such, at January 1, 2013 the number of shares of common stock available under the 2010 Plan was reset to 4,773,794 shares; calculated as 15% of the issued and outstanding shares of common stock (31,825,294 shares) on that date. The exercise price of the options granted under the 2010 Plan was determined based on the terms and conditions within the 2010 Plan.

Through March 31, 2013 the Company has granted options to acquire a total of 2,741,000 outstanding shares of common stock pursuant to the 2010 Plan, broken out in specific grant dates as noted below:

1.	Pursuant to the 2010 Plan, options to acquire an aggregate of 975,000 shares of common stock were granted on the date of the Merger Transaction. The exercise price of these options was based on the closing price of the Company’s common stock on the second business day following the Company reporting the closing of the Merger Transaction. Of these shares, 225,000 shares vested immediately upon grant and the remaining shares vest ratably over the term of the options.

2.	Subsequent to the initial granting of the 975,000 shares pursuant to the 2010 Plan, and prior to the year ending December 31, 2012, options to acquire an additional 1,875,000 shares of common stock were granted under the 2010 Plan. The exercise price of these options was based either on the closing sale price of the Company’s common stock on the date of grant or the ten day average closing price of the Company’s common stock prior to the grant date. These 1,875,000 shares vest over two to three year periods with 633,333 shares having vested on the date of grant. As of December 31, 2012, 1,125,000 of these shares were cancelled or expired for failure to meet established performance goals or as a result of termination of employment.

3.	During the year ended December 31, 2012 an additional 1,270,000 shares of common stock were granted under the 2010 Plan. The exercise price of these options was based on the closing sale price of the Company’s common stock on the business day following the date of grant. These 1,270,000 shares vest over two to three year periods with 150,000 shares having vested on the date of grant. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model. The options issued during the year ended December 31, 2012 were valued using the following weighted average assumptions: no dividend yield, average expected volatility of 118.83%, risk free interest rate of 0.37% and expected term of 3.4 years. As of December 31, 2012, 410,000 of these shares were cancelled or expired for failure to meet established performance goals or as a result of termination of employment.

4.	On January 23, 2013 an additional 158,000 shares of common stock were granted under the 2010 Plan. The exercise price of these options was based on the ten day average closing price of the Company’s common stock prior to the grant date. These 158,000 shares vest over a three year period with -0- shares having vested on the date of grant. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model. The options issued on January 23, 2013 were valued using the following weighted average assumptions: no dividend yield, average expected volatility of 134.62%, risk free interest rate of 0.37% and expected term of 3.5 years. As of March 31, 2013, 2,000 of these shares were cancelled or expired for failure to meet established performance goals or as a result of termination of employment.

For the three months ended March 31, 2013 the Company recognized expense (through operating expense as general and administrative expense) of $38,696 on options within the 2010 Plan. During the three months ended March 31, 2013 the Company had unrecognized expense of $276,355 associated with options within the 2010 Plan, which will be recognized over the remaining weighted-average period of 2.4 years. The options within the 2010 Plan were classified as equity instruments on the balance sheet at March 31, 2013.

2008 Option Plan

As of March 31, 2013, 350,000 options were outstanding under the 2008 Plan.

Through July 27, 2010 Aspen had one equity compensation plan, the “2008 Equity Plan.” An aggregate of 1,000,000 common shares were reserved for issuance under the 2008 Equity Plan and in February 2008 the Board of Directors granted directors and employees options to acquire 775,000 shares which vested based on meeting certain performance goals, exercisable at $2.14 per share through February 27, 2013. Of these, all but 140,431 have expired as of December 31, 2012 for failure to meet established performance goals or as a result of termination of employment. As of December 31, 2012, the Company did not have any unrecognized expense associated with these options. During the three months ended March 31, 2013, the remaining 140,431 shares were terminated due to expiration on February 27, 2013.

Pursuant to the 2008 Equity Plan, on February 15, 2010, Aspen’s Board of Directors granted options to certain Aspen employees and consultants. The options were granted to persons who remained with Aspen and had provided (and were then expected to continue to provide) valuable services to Aspen, and to help align interests of the recipients with those of Aspen and its stockholders. In total, Aspen granted options to acquire 350,000 shares of its common stock which were exercisable at $0.4125 per share (equal to 125% of the closing price on the business day after the day the Company filed its Form 10-Q for the quarter ended December 31, 2009).

Each of the options granted on February 15, 2010 expires on February 15, 2015. These options became vested as a result of the Merger Transaction on July 27, 2010. On July 27, 2010, the Company terminated the 2008 Equity Plan, although such termination did not terminate or otherwise affect the contractual rights of persons who hold options to acquire common stock under the 2008 Equity Plan.

The following information summarizes information with respect to options granted under all equity plans:

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term

Outstanding at December 31, 2011	3,305,431	$0.70	2.51
Granted	400,000	1.07
Exercised	-	-
Forfeited or Expired	(1,030,000)	0.50

Outstanding at March 31, 2012	2,675,431	$0.83	1.99
Granted	870,000	0.46
Exercised	-	-
Forfeited or Expired	(470,000)	1.03

Outstanding at December 31, 2012	3,075,431	$0.71	2.33
Granted	158,000	0.70
Exercised	-	-
Forfeited or Expired	(142,431)	2.12

Outstanding at March 31, 2013	3,091,000	$0.64	2.35

Exercisable at December 31, 2011	2,182,097	$0.71	2.25
Exercisable at March 31, 2012	1,515,431	$0.64	2.00
Exercisable at December 31, 2012	2,265,431	$0.70	1.25
Exercisable at March 31, 2013	2,125,000	$0.71	1.00

A summary of the status of nonvested shares underlying the options are presented below:

	Number of Shares	Weighted-Average Grant-Date Fair Value

Nonvested at December 31, 2011	1,123,334	$0.48
Granted	400,000	0.75
Vested	-	-
Forfeited	(363,334)	0.38

Nonvested at March 31, 2012	1,160,000	$0.65
Granted	870,000	0.33
Vested	(770,000)	0.54
Forfeited	(450,000)	0.75

Nonvested at December 31, 2012	810,000	$0.37
Granted	158,000	0.56
Vested	-	-
Forfeited	(2,000)	0.56

Nonvested at March 31, 2013	966,000	$0.40

Note 15 – Stockholder’s Equity

2010 Option Plan

On July 27, 2010 the Company’s Board of Directors adopted the Aspen Exploration 2010 Stock Incentive Plan (the “2010 Plan”). The aggregate number of shares of our common stock that may be issued through December 31, 2011 under all equity-based awards made under the 2010 Plan is 3,500,000 shares. The number of shares subject to the 2010 Plan may be reset each year, commencing January 1, 2012, based on the number of shares of stock then outstanding. As such, at January 1, 2013 the number of shares of common stock available under the 2010 Plan was reset to 4,773,794 shares; calculated as 15% of the issued and outstanding shares of common stock (31,825,294 shares) on that date. The exercise price of the options granted under the 2010 Plan was determined based on the terms and conditions within the 2010 Plan.

Through December 31, 2012 the Company has granted options to acquire a total of 2,585,000 outstanding shares of common stock pursuant to the 2010 Plan, broken out in specific grant dates as noted below:

1.	Pursuant to the 2010 Plan, options to acquire an aggregate of 975,000 shares of common stock were granted on the date of the Merger Transaction. The exercise price of these options was based on the closing price of the Company’s common stock on the second business day following the Company reporting the closing of the Merger Transaction. Of these shares, 225,000 shares vested immediately upon grant and the remaining shares vest ratably over the term of the options.

2.	Subsequent to the initial granting of the 975,000 shares pursuant to the 2010 Plan, and prior to the year ending December 31, 2012, options to acquire an additional 1,875,000 shares of common stock were granted under the 2010 Plan. The exercise price of these options was based either on the closing sale price of the Company’s common stock on the date of grant or the ten day average closing price of the Company’s common stock prior to the grant date. These 1,875,000 shares vest over two to three year periods with 633,333 shares having vested on the date of grant. As of December 31, 2012, 1,125,000 of these shares were cancelled or expired for failure to meet established performance goals or as a result of termination of employment.

3.	During the year ended December 31, 2012 an additional 1,270,000 shares of common stock were granted under the 2010 Plan. The exercise price of these options was based on the closing sale price of the Company’s common stock on the business day following the date of grant. These 1,270,000 shares vest over two to three year periods with 150,000 shares having vested on the date of grant. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model. The options issued during the year ended December 31, 2012 were valued using the following weighted average assumptions: no dividend yield, average expected volatility of 118.83%, risk free interest rate of 0.37% and expected term of 3.4 years. As of December 31, 2012, 410,000 of these shares were cancelled or expired for failure to meet established performance goals or as a result of termination of employment.

As of December 31, 2012, 2,585,000 options were outstanding under the 2010 Plan. The 2,585,000 outstanding options issued under the 2010 Plan were valued using the following weighted average assumptions: no dividend yield, average expected volatility of 116.08%, average risk free interest rate of 0.65% and average expected term of 3.2 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the expected option term. Expected pre-vesting forfeitures were assumed to be zero. The expected option term was calculated using the “simplified” method.

For the years ended December 31, 2012 and 2011 the Company recognized expense (through operating expense as general and administrative expense) of $279,362 and $576,498 on these options, respectively. As of December 31, 2012 the Company had unrecognized expense of $228,318 associated with these options, which will be recognized over the remaining weighted-average period of 2.3 years. The options were classified as equity instruments on the balance sheet at December 31, 2012.

2008 Option Plan

Through July 27, 2010 Aspen had one equity compensation plan, the “2008 Equity Plan.” An aggregate of 1,000,000 common shares were reserved for issuance under the 2008 Equity Plan and in February 2008 the Board of Directors granted directors and employees options to acquire 775,000 shares which vested based on meeting certain performance goals, exercisable at $2.14 per share through February 27, 2013. Of these, all but 140,431 have expired as of December 31, 2012 for failure to meet established performance goals or as a result of termination of employment. As of December 31, 2012, the Company did not have any unrecognized expense associated with these options.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model. The options issued under the 2008 Equity Plan were valued using the following weighted average assumptions: no dividend yield, expected volatility of 58%, risk free interest rate of 2.25% and expected term of 3.3 years. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods through the date of issuance, equal to the expected option term. Expected pre-vesting forfeitures were assumed to be zero. The expected option term was calculated using the “simplified” method.

Pursuant to the 2008 Equity Plan, on February 15, 2010, Aspen’s Board of Directors granted options to certain Aspen employees and consultants. The options were granted to persons who remained with Aspen and had provided (and were then expected to continue to provide) valuable services to Aspen, and to help align interests of the recipients with those of Aspen and its stockholders. In total, Aspen granted options to acquire 350,000 shares of its common stock which were exercisable at $0.4125 per share (equal to 125% of the closing price on the business day after the day the Company filed its Form 10-Q for the quarter ended December 31, 2009).

Each of the options granted on February 15, 2010 expires on February 15, 2015. These options became vested as a result of the Merger Transaction on July 27, 2010. On July 27, 2010, the Company terminated the 2008 Equity Plan, although such termination did not terminate or otherwise affect the contractual rights of persons who hold options to acquire common stock under the 2008 Equity Plan. As of December 31, 2012, 490,431 options were outstanding under the 2008 Plan.

The following information summarizes information with respect to options granted under all equity plans:

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (1)

Outstanding at December 31, 2010	2,465,431	$0.59	3.34
Granted	875,000	1.03
Exercised	-	-
Forfeited or Expired	(35,000)	0.84

Outstanding at December 31, 2011	3,305,431	$0.70	2.51	$1,064,876
Granted	1,270,000	0.65
Exercised	-	-
Forfeited or Expired	(1,500,000)	0.67

Outstanding at December 31, 2012	3,075,431	$0.71	2.33	$106,051

Exercisable at December 31, 2010	1,298,764	$0.49	3.34
Exercisable at December 31, 2011	2,182,097	$0.71	2.25	$683,297
Exercisable at December 31, 2012	2,265,431	$0.70	1.25	$93,318

(1) The aggregate intrinsic value represents the difference between the exercise price of the options and the value of the Company’s stock at the time of exercise or at the end of the year if unexercised.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2012 and 2011 $0.33 was and $0.75, respectively.

A summary of the status of nonvested shares underlying the options are presented below:

	Number of Shares	Weighted-Average Grant-Date Fair Value

Nonvested at December 31, 2010	1,166,667	$0.32
Granted	875,000	0.75
Vested	(883,333)	0.50
Forfeited	(35,000)	0.62

Nonvested at December 31, 2011	1,123,334	$0.48
Granted	1,270,000	0.33
Vested	(770,000)	0.54
Forfeited	(813,334)	0.59

Nonvested at December 31, 2012	810,000	$0.37

The total fair value of options granted for the years ended December 31, 2012 and 2011 was $588,909 and $653,391, respectively. The total fair value of options vested during the years ended December 31, 2012 and 2011 was $414,098 and $528,653, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 16 – Related Party Transactions

The following sets forth information regarding transactions between the Company (and its subsidiaries) and its officers, directors and significant stockholders.

Loan Transactions:

1.          On November 21, 2009, Michael D. Herman (the Company’s Chairman and Chief Executive Officer), loaned $500,000 to Heat Waves pursuant to the terms of a promissory note (the “Heat Waves Note”). The Heat Waves Note accrues interest at 3% per annum and is due in full by December 31, 2018. As part of loan agreements with Great Western Bank, Mr. Herman agreed to subordinate the debt represented by this note to all obligations to the bank. Interest is to be paid annually in arrears, but due to the subordination interest is being accrued to the loan balance.

On July 29, 2011, upon approval by the Board of Directors, Mr. Herman received a principal payment on the subordinated debt in the amount of $222,240. The entire payment was applied to the principal paydown of this loan. On October 4, 2011 and again on October 29, 2012, upon management approval, Mr. Herman received an interest payment in the amount of $27,456 and $7,000, respectively, on this loan. On November 2, 2012, pursuant to the terms and conditions within the PNC Revolving Credit, Term Loan, and Security Agreement, Mr. Herman was required to convert the remaining principal balance of $277,760 on this loan into common shares of the Company’s common stock through a stock subscription agreement, on that date. The outstanding accrued interest of $1,356 on this loan was paid out in cash to Mr. Herman on or around the same date as the stock subscription agreement.

2.          On March 31, 2010, Mr. Herman loaned an additional $1,200,000 to Heat Waves pursuant to the terms of a promissory note (the “Heat Waves Note II”). The Heat Waves Note II accrues interest at 3% per annum and is due in full by December 31, 2018. As part of the loan agreements with Great Western Bank, Mr. Herman agreed to subordinate the debt represented by this note to all obligations to the bank. Interest is to be paid annually in arrears, but due to the subordination interest is being accrued to the loan balance. On October 4, 2011 upon management approval Mr. Herman received an interest payment in the amount of $49,544 on this loan.

On November 2, 2012, pursuant to the terms and conditions within the PNC Revolving Credit, Term Loan, and Security Agreement, Mr. Herman was required to convert the remaining principal balance of $1.2 million on this loan in common shares of the Company’s common stock through a stock subscription agreement on that date. The outstanding accrued interest of $43,662 on this loan was paid out in cash to Mr. Herman on or around the same date as the stock subscription agreement.

2012 Conversion Agreement with Mr. Herman:

In November 2012 Enservco entered into a new lending relationship with PNC Business Credit (“PNC”) which replaced the prior credit arrangement with Great Western Bank. As noted in prior reports, there had been certain covenant issues in the Great Western Bank arrangement, but Great Western Bank had never declared default in the lending relationship. Nevertheless, Great Western had advised Enservco that it must refinance the debt in whole by no later than March 31, 2013.

As a condition of the refinancing with PNC, PNC required that Mr. Herman continue to guarantee Enservco’s indebtedness, although it reduced the guarantee amount to $3,500,000 from the unlimited guarantee imposed by Great Western Bank. PNC required that Mr. Herman pledge 250,000 shares of Pyramid Oil Company (“PDO”), an unaffiliated company, to collateralize his guaranty agreement. PNC also required that Mr. Herman convert his subordinated indebtedness (a total of $1,477,760) into equity of Enservco. (Note: PNC also required a minimum of $1,250,000 of new equity financing prior to closing on the PNC agreement.)

With the consent of the Board of Directors of Enservco, Mr. Herman consented to provide his accommodations to facilitate the PNC lending arrangement. As a condition of his agreement, Mr. Herman asked that Enservco:

1.	Continue payment of the guarantee fee approved in February 2012 for so long as he guaranteed any portion of Enservco’s indebtedness; and

2.	Allow Mr. Herman to convert his subordinated debt at its face value into common stock and warrants on the same terms as the private placement being offered to investors (i.e. Units at $350 per Unit, each Unit consisting of 1,000 shares of Enservco common stock and warrants to purchase 500 shares at $0.55 per share).

In resolutions adopted on October 24, 2012, by the directors other than Mr. Herman (who was not present for that discussion and resolution), the Board of Directors approved Mr. Herman’s terms and concluded that the transaction contemplated in Mr. Herman’s offer was in the best interests of the Company, and that the consideration received by the Company for the issuance of the shares and warrants contained in the Units to be issued upon such conversion is fair and adequate.

As a result of the completion of the PNC financing, Mr. Herman entered into a guarantee agreement for $3,500,000 and pledged his shares of PDO (as described above), and converted his debt from the Company in the principal amount of $1,477,760 into 4,222 Units (being 4,222,000 shares and 2,111,000 warrants to purchase common stock at $0.55 per share). The approximate $45,000 of accrued interest owed Mr. Herman was paid in cash from funds received through the PNC agreement and the private equity placement required therein. Also as a result of the completion of the PNC financing, Mr. Herman was relieved of his unlimited guarantee to Great Western Bank.

Related Party Purchase in Equity Offering:

As discussed above, a condition of the PNC financing transaction was that Enservco raise at least $1,250,000 in equity in a private equity placement. This private placement was completed in November 2012. Rick D. Kasch, the Company’s President and Chief Financial Officer, was one of the purchasers in the private equity placement. Mr. Kasch invested $26,250 on the same terms as the unaffiliated investors (i.e. Units at $350 per Unit, each Unit consisting of 1,000 shares of Enservco common stock and warrants to purchase 500 shares at $0.55 per share). As such, Mr. Kasch acquired 75 units, or 75,000 shares of Common stock of the Company, and was granted warrants to purchase 37,500 shares of Common stock of the Company at $0.55 per share.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 17 – Subsequent Events

Related Party Transaction

Subsequent to the balance sheet date, on February 11, 2013, the Company’s Chairman and CEO sold 1.2 million shares of his common stock, at $0.35 per share, to a shareholder involved in the November 2012 private equity placement.

Sale of Construction Equipment

Also subsequent to the balance sheet date, on March 14, 2013, the Company sold several trucks and equipment used in its construction division, which were classified as fixed assets held for sale as of December 31, 2012 (see Note 6), for cash proceeds of $534,000. The book value at time of sale of these assets was approximately $233,000. As such, the Company recorded a gain of approximately $301,000 on the sale of these fixed assets held for sale.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company continually monitors its positions with, and the credit quality of, the financial institutions with which it invests.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company continually monitors its positions with, and the credit quality of, the financial institutions with which it invests.

Trade and Other Accounts Receivable, Policy [Policy Text Block]

Accounts Receivable

Accounts receivable are stated at the amount billed to customers. The Company provides a reserve for doubtful accounts based on a review of outstanding receivables, historical collection information and existing economic conditions. The provision for uncollectible amounts is continually reviewed and adjusted to maintain the allowance at a level considered adequate to cover future losses. The allowance is management's best estimate of uncollectible amounts and is determined based on historical performance that is tracked by the Company on an ongoing basis. The losses ultimately incurred could differ materially in the near term from the amounts estimated in determining the allowance. As of March 31, 2013 the Company has recorded an allowance for doubtful accounts of $185,000. For the three months ended March 31, 2013 and 2012, the Company recorded net bad debt expense (recoveries) of $126,234 and $(1,739), respectively.

Accounts Receivable

Accounts receivable are stated at the amount billed to customers. The Company provides a reserve for doubtful accounts based on a review of outstanding receivables, historical collection information and existing economic conditions. The provision for uncollectible amounts is continually reviewed and adjusted to maintain the allowance at a level considered adequate to cover future losses. The allowance is management's best estimate of uncollectible amounts and is determined based on historical performance that is tracked by the Company on an ongoing basis. The losses ultimately incurred could differ materially in the near term from the amounts estimated in determining the allowance. As of December 31, 2012 and 2011 the Company has recorded an allowance for doubtful accounts balance of $70,000 and $100,000, respectively. Also, as of December 31, 2012 and 2011 the Company has recorded bad debt expense (recoveries) of $57,957 and $(84,691), respectively.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentrations

As of December 31, 2012, three customers each comprised more than 10% of the Company’s accounts receivable balance; at approximately 19%, 15%, and 12%, respectively. Revenues from these three customers represented 11%, 4%, and 11% of total revenues, respectively, for the year ended December 31, 2012. No other customers exceeded 7% of total revenues for the year ended December 31, 2012.

As of December 31, 2011, one customer comprised 11% of the accounts receivable balance. Revenue from this customer represented 9% of total revenues for the year ended December 31, 2011. Revenues from another customer represented 12% of total revenues during the year ended December 31, 2011. Accounts receivable from this customer represented 7% of the total accounts receivable balance as of December 31, 2011.

Inventory, Policy [Policy Text Block]

Inventory

Inventory consists primarily of diesel fuel and chemicals that are used in the servicing of oil wells and is carried at the lower of cost or market in accordance with the first in, first out method. The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. Write-downs and write-offs are charged to cost of goods sold.

Inventory

Inventory consists primarily of diesel fuel and chemicals that are used in the servicing of oil wells and is carried at the lower of cost or market in accordance with the first in, first out method. The company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. Write-downs and write-offs are charged to cost of goods sold.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recovered. The Company looks primarily to the discounted future cash flows in its assessment of whether or not long-lived assets have been impaired. No impairments were recorded during the three month periods ended March 31, 2013 and 2012.

Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recovered. The Company looks primarily to the undiscounted future cash flows in its assessment of whether or not long-lived assets have been impaired. No impairments were recorded during the years ended December 31, 2012 or 2011.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment consists of (1) trucks, trailers and pickups; (2) trucks that are in various stages of fabrication; (3) real property which includes land and buildings used for office and shop facilities and wells used for the disposal of water; and (4) other equipment such as tools used for maintaining and repairing vehicles, office furniture and fixtures, and computer equipment. Property and equipment is stated at cost less accumulated depreciation. The Company charges repairs and maintenance against income when incurred and capitalizes renewals and betterments, which extend the remaining useful life or expand the capacity of the assets. Depreciation is recorded on a straight-line basis over estimated useful lives of 5 to 30 years.

During the year ended December 31, 2012, the Company reassessed the estimated useful lives of its trucks and equipment (including its well servicing units and equipment, fluid services equipment, construction equipment, and other vehicles) as well as the estimated useful lives of its disposal wells. Through this assessment, the Company increased the useful lives of its trucks and equipment from 5-7 years to 10 years, and increased the useful lives of its disposal wells from 7-10 years to 15 years. The Company has determined that this adjustment to its useful lives is a change in accounting estimate and has accounted for the change prospectively; i.e. the accounting change impacts interim reporting periods within fiscal year 2012 and future periods. For the three months ended March 31, 2013, the change in accounting estimate decreased depreciation for the period by approximately $860,000 (pre-tax difference), increasing Income from Operations and Net Income by this amount, or by approximately $0.03 earnings per basic and $0.02 earnings per diluted common share, respectively.

Property and Equipment

Property and equipment consists of (1) trucks, trailers and pickups; (2) trucks that are in various stages of fabrication; (3) real property which includes land and buildings used for office and shop facilities and wells used for the disposal of water; and (4) other equipment such as tools used for maintaining and repairing vehicles, office furniture and fixtures, and computer equipment. Property and equipment is stated at cost less accumulated depreciation. The Company charges repairs and maintenance against income when incurred and capitalizes renewals and betterments, which extend the remaining useful life or expand the capacity of the assets. Depreciation is recorded on a straight-line basis over estimated useful lives of 5 to 30 years.

During the year ended December 31, 2012, the Company reassessed the estimated useful lives of its trucks and equipment (including its well servicing units and equipment, fluid services equipment, construction equipment, and other vehicles) as well as the estimated useful lives of its disposal wells. Through this assessment, the Company increased the useful lives of its trucks and equipment from 5-7 years to 10 years, and increased the useful lives of its disposal wells from 7-10 years to 15 years. The Company has determined that this adjustment to its useful lives is a change in accounting estimate and has accounted for the change prospectively; i.e. the accounting change impacts interim reporting periods within fiscal year 2012 and future periods. For the twelve months ended December 31, 2012, the change in accounting estimate decreased depreciation for the period by approximately $2.6 million (pre-tax difference), decreasing Loss from Operations and Net Loss by this amount, or by approximately $0.11 earnings per basic and diluted common share, respectively.

Lease, Policy [Policy Text Block]

Leases

The Company conducts a major part of its operations from leased facilities. Each of these leases is accounted for as an operating lease. Normally, the Company records rental expense on its operating leases over the lease term as it becomes payable. If rental payments are not made on a straight-line basis, in accordance with the terms of the agreement, the Company records a deferred rent expense and recognizes the rental expense on a straight-line basis throughout the lease term. The majority of the Company’s facility leases contain renewal clauses and expire through November 2016. In most cases, management expects that in the normal course of business, leases will be renewed or replaced by other leases.

The Company is leasing a number of trucks and equipment in the normal course of business, which are recorded as operating leases. The Company records rental expense on its equipment operating leases over the lease term as it becomes payable; there are no rent escalation terms associated with these equipment leases. On a number of the equipment leases purchase options exist allowing the Company to purchase the leased equipment at the end of the lease term, based on the market price of the equipment at the time of the lease termination and exercised purchase option. The majority of the Company’s equipment leases contain renewal clauses and expire through June 2017.

The Company has also entered into several capital leases in order to acquire trucks and equipment. Each of these leases allow the Company to retain title of the equipment leased through the lease agreements upon final payment of all principal and interest due. The Company records the assets and liabilities associated with these leases at the present value of the minimum lease payments per the lease agreement. The assets are classified as property and equipment and the liabilities are classified as current and long-term liabilities based on the contractual terms of the agreements and their associated maturities.

Leases

The Company conducts a major part of its operations from leased facilities. Each of these leases is accounted for as operating leases. Normally, the Company records rental expense on its operating leases over the lease term as it becomes payable. If rental payments are not made on a straight-line basis, per terms of the agreement, the Company records a deferred rent expense and recognizes the rental expense on a straight-line basis throughout the lease term. The majority of the Company’s facility leases contain renewal clauses and expire through November 2016. In most cases, management expects that in the normal course of business, leases will be renewed or replaced by other leases.

The Company has entered into several capital leases in order to acquire trucks and equipment. Each of these leases allow the Company to obtain title of the equipment leased through the lease agreements upon final payment of all principal and interest due. The Company records the assets and liabilities associated with these leases at the present value of the minimum lease payments per the lease agreement. The assets and associated liabilities are separately disclosed within Note 7. The assets are classified as Property and Equipment and the liabilities are classified as current and long-term liabilities based on the contractual terms of the agreements and their associated maturities.

Revenue Recognition, Sales of Services [Policy Text Block]	Revenue Recognition The Company recognizes revenue when evidence of an arrangement exists, the fee is fixed and determinable, services are provided, and collection is reasonably assured.	Revenue Recognition The Company recognizes revenue when evidence of an arrangement exists, the fee is determinable, and services are provided and collection is reasonably assured.
Earnings Per Share, Policy [Policy Text Block]

Earnings Per Share

Earnings per share is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted earnings per share is calculated by dividing net income by the diluted weighted average number of common shares. The diluted weighted average number of common shares is computed using the treasury stock method for common stock that may be issued for outstanding stock options.

As of March 31, 2013 and 2012, the Company had outstanding Stock-based Option Awards and Warrants to acquire an aggregate of 8,651,170 and 2,875,000 shares of Company common stock, respectively, which have a potentially dilutive impact on earnings per share. For the three months ended March 31, 2013 and 2012, the incremental shares of the options and warrants to be included in the calculation of diluted earnings per share had a dilutive impact on the Company’s earnings per share of 3,172,940 and 1,240,747 shares, respectively.

Earnings Per Share

Earnings per share is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted earnings per share is calculated by dividing net income by the diluted weighted average number of common shares. The diluted weighted average number of common shares is computed using the treasury stock method for common stock that may be issued for outstanding stock options and warrants.

As of December 31, 2012 and 2011, the Company had outstanding Stock-based Option Awards and Warrants to acquire an aggregate of 8,245,170 and 3,490,000 shares of Company common stock, respectively, which have a potentially dilutive impact on earnings per share. Due to the presentation of discontinued operations (see Note 3) throughout this report, in accordance with accounting guidance the Company presented earnings (loss) per common share from continuing and discontinued operations within its financial statements for the years ended December 31, 2012 and 2011. For 2012, the Company reported Income From Continuing Operations., The incremental shares of the options and warrants to be included in the calculation of diluted earnings per share for Income From Continuing Operations during 2012 had a dilutive impact on the Company’s earnings per share of 927,718 shares. Dilution is not permitted if there are net losses during the period. As such, the Company does not show dilutive earnings per share for all other earnings (loss) per common share data presented within its financial statements for the years ended December 31, 2012 and 2011.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Intangible Assets

Non-Competition Agreements. The non-competition agreements with the sellers of Heat Waves and Dillco have finite lives and are being amortized over a five-year period (Note 4). Amortization expense is expected to be recognized through June 2013.

Goodwill. Goodwill represents the excess of the cost over the fair value of net assets acquired, including identified intangible assets, recorded in connection with the acquisitions of Heat Waves. Goodwill is not amortized but is assessed for impairment at least annually.

Impairment. The Company assesses goodwill for impairment at the reporting unit level on an annual basis and between annual tests if events occur or circumstances change that would more likely than not reduce the fair value below its carrying amount. Guidance allows a qualitative assessment of impairment to determine whether it is more-likely-than-not that goodwill is impaired. If it is determined that it is more-likely-than-not that and impairment exists, accounting guidance requires that the impairment test be performed through the application of a two-step fair value test. The Company utilizes this method and recognizes a goodwill impairment loss in the event that the fair value of the reporting unit does not exceed its carrying value. During fiscal year ended December 31, 2012, the Company performed the annual impairment test and determined that no impairment existed. For the three month periods ended March 31, 2013 and 2012, the Company did not note any events that occurred, nor did any circumstances change, that would result in an impairment of goodwill as of the last annual test performed.

Intangible Assets

Non-Competition Agreements

The non-competition agreements with the sellers of Heat Waves and Dillco have finite lives and are being amortized over the five-year contractual periods (Note 4). Amortization expense is expected to be recognized through June 2013.

Goodwill

Goodwill represents the excess of the cost over the fair value of net assets acquired, including identified intangible assets, recorded in connection with the acquisitions of Heat Waves. Goodwill is not amortized but is assessed for impairment at least annually. No impairment charge was recorded during the periods ended December 31, 2012 and 2011.

Impairment

The Company assesses goodwill and intangible assets with indefinite lives for impairment at the reporting unit level on an annual basis and between annual tests if events occur or circumstances change that would more likely than not reduce the fair value below its carrying amount. Guidance allows a qualitative assessment of impairment to determine whether it is more-likely-than-not that the intangible asset is impaired. If it is determined that it is more-likely-than-not that and impairment exists, accounting guidance requires that the impairment test be performed through the application of a two-step fair value test. The Company utilizes this method and recognizes a goodwill impairment loss in the event that the fair value of the reporting unit does not exceed its carrying value. During fiscal years ending December 31, 2012 and 2011, the Company performed the annual impairment test as of the date ending at each of these fiscal years and determined in both fiscal years that no impairment existed.

Marketable Securities, Policy [Policy Text Block]

Marketable Securities

The Company determines the appropriate classification of its investments in debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity. Debt securities for which the Company does not have the intent or ability to hold to maturity are classified as available for sale. Held-to-maturity securities are recorded as either short term or long term on the Balance Sheet, based on contractual maturity date and are stated at amortized cost. Marketable securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value, with unrealized gains and losses recognized in earnings. Debt and marketable equity securities not classified as held to maturity or as trading, are classified as available for sale, and are carried at fair value, with the unrealized gains and losses, net of tax, included in the determination of comprehensive income and reported in stockholders’ equity.

The fair value of substantially all marketable securities is determined in reference to quoted market prices. The estimated fair value of securities for which there are no quoted market prices is based on similar types of securities that are traded in the market.

Marketable Securities

The Company determines the appropriate classification of its investments in debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Equity securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity. Equity securities for which the Company does not have the intent or ability to hold to maturity are classified as available for sale. Held-to-maturity securities are recorded as either short term or long term on the Balance Sheet, based on contractual maturity date and are stated at amortized cost. Equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value, with unrealized gains and losses recognized in earnings. Equity securities not classified as held to maturity or as trading, are classified as available for sale, and are carried at fair market value, with the unrealized gains and losses, net of tax, included in the determination of comprehensive income and reported in stockholders’ equity.

The fair value of substantially all securities is determined by quoted market prices. The estimated fair value of securities for which there are no quoted market prices is based on similar types of securities that are traded in the market. See Note 11.

Loan Fees and Other Deferred Costs [Policy Text Block]

Loan Fees and Other Deferred Costs

In the normal course of business, the Company often enters into loan agreements with its primary lending institutions. The majority of these lending agreements require origination fees and other fees in the course of executing the agreements. For all costs associated with the execution of the lending agreements, the Company recognizes these as capitalized costs and amortizes these costs over the term of the loan agreement using the effective interest method. These deferred costs are classified on the balance sheet as current or long-term assets based on the contractual terms of the loan agreements. All other costs not associated with the execution of the loan agreements are expensed as incurred.

Loan Fees and Other Deferred Costs

In the normal course of business, the Company often enters into loan agreements with its primary lending institutions. The majority of these lending agreements require origination fees and other fees in the course of executing the agreements. For all costs associated with the execution of the lending agreements, the Company recognizes these as capitalized costs and defers the expensing of these costs over the term of the loan agreement using the effective interest method. These deferred costs are classified on the balance sheet as current or long-term assets based on the contractual terms of the loan agreements. See Note 8 for loan fees recorded in the current period.

Deferred Rent Liability Policy [Policy Text Block]

Deferred Rent Liability

The Company recognizes rent expense on a straight-line basis over the life of the rental agreement. Deferred rent liability is recognized as the difference between rent expense recorded and actual cash payments made and is recorded as a Long-Term Liability as a separate line item on the accompanying consolidated Balance Sheet. As of March 31, 2013 and December 31, 2012, deferred rent liability totaled $20,127 and $20,860, respectively.

Deferred Rent Liability

The Company recognizes rent expense on a straight-line basis over the life of the rental agreement. Deferred rent liability is recognized as the difference between rent expense recorded and actual cash payments made and is recorded as a Long-Term Liability as a separate line item on the accompanying consolidated Balance Sheet. As of December 31, 2012 and 2011 deferred rent liability totaled $20,860 and $22,044, respectively.

Derivatives, Policy [Policy Text Block]

Derivative Instruments

The Company has swap agreements in place to hedge against changes in interest rates. The fair value of the Company’s derivative instruments is reflected as assets or liabilities on the balance sheets. The effective portion of changes in the fair value of the derivative instruments are deferred in Accumulated other comprehensive loss and are reclassified to income when the hedged transaction affects earnings. The ineffective portion of the change in fair value of the derivative instrument is recorded in earnings. The Company has not experienced any ineffectiveness in its hedging instruments. Transactions related to the Company’s derivative instruments accounted for as hedges are classified in the same category as the item hedged in the statement of cash flows. The Company does not hold derivative instruments for trading purposes.

The Company assesses the retrospective and prospective effectiveness of its derivative instruments on a quarterly basis to determine whether the hedging instruments have been highly effective in offsetting changes in fair value of the hedged items. The Company also assesses on a quarterly basis whether the hedging instruments are expected to be highly effective in the future. If a hedging instrument is not expected to be highly effective, the Company will stop hedge accounting prospectively. In those instances, the gains or losses remain in Accumulated other comprehensive loss until the hedged item affects earnings.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company recognizes deferred tax liabilities and assets based on the differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities will be recognized in income in the period that includes the enactment date. Deferred income taxes are classified as a net current or non-current asset or liability based on the classification of the related asset or liability for financial reporting purposes.  A deferred tax asset or liability that is not related to an asset or liability for financial reporting is classified according to the expected reversal date.  The Company records a valuation allowance to reduce deferred tax assets to an amount that it believes is more likely than not expected to be realized.

The Company accounts for any uncertainty in income taxes by recognizing the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company measures the tax benefits recognized in the financial statements from such a position based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and are often ambiguous.  As such, the Company is required to make many subjective assumptions and judgments regarding income tax exposures. Interpretations of and guidance surrounding income tax law and regulations change over time and may result in changes to the Company’s subjective assumptions and judgments which can materially affect amounts recognized in the consolidated balance sheets and consolidated statements of income. The result of the reassessment of the Company’s tax positions did not have an impact on the consolidated financial statements.

Interest and penalties associated with tax positions are recorded in the period assessed as general and administrative expenses. No interest or penalties have been assessed as of March 31, 2013. The Company files tax returns in the United States and in the states in which it conducts its business operations. The tax years 2009 through 2012 remain open to examination in the taxing jurisdictions to which the Company is subject.

Income Taxes

Enservco LLC (which served as the holding company for the Company’s various operating entities until the time of the Merger Transaction in July 2010) and its subsidiaries, with the exception of Dillco (which is a C Corporation subject to federal and state income taxes), are limited liability companies and prior to January 1, 2010 were not subject to federal or state income taxes. On January 1, 2010 Enservco LLC elected to be taxed as a corporation. Therefore, prior to January 1, 2010 no provision or liability for income taxes has been included in the accompanying financial statements, except for income taxes relating to the financial statements of Dillco and Enservco (the current parent (or holding) company for the Company’s operations and assets).

The Company recognizes deferred tax liabilities and assets (Note 13) based on the differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities will be recognized in income in the period that includes the enactment date. Deferred income taxes are classified as a net current or non-current asset or liability based on the classification of the related asset or liability for financial reporting purposes.  A deferred tax asset or liability that is not related to an asset or liability for financial reporting is classified according to the expected reversal date.  The Company records a valuation allowance to reduce deferred tax assets to an amount that it believes is more likely than not expected to be realized.

The Company accounts for any uncertainty in income taxes by recognizing the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company measures the tax benefits recognized in the financial statements from such a position based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and are often ambiguous.  As such, the Company is required to make many subjective assumptions and judgments regarding income tax exposures. Interpretations of and guidance surrounding income tax law and regulations change over time and may result in changes to the Company’s subjective assumptions and judgments which can materially affect amounts recognized in the consolidated balance sheets and consolidated statements of income. The result of the reassessment of the Company’s tax positions did not have an impact on the consolidated financial statements.

Interest and penalties associated with tax positions are recorded in the period assessed as general and administrative expenses. No interest or penalties have been assessed as of December 31, 2012 or 2011. The Company files income tax returns in the United States and in the states in which it conducts its business operations. The tax years 2009 through 2012 remain open to examination in the taxing jurisdictions to which the Company is subject.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value

The Company follows authoritative guidance that applies to all financial assets and liabilities required to be measured and reported on a fair value basis. The Company also applies the guidance to non-financial assets and liabilities measured at fair value on a nonrecurring basis, including non-competition agreements and goodwill. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date.  The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability based on the best information available in the circumstances. The Company did not change its valuation techniques nor were there any transfers between hierarchy levels during the three months ended March 31, 2013. The financial and nonfinancial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.

The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1:	Quoted prices are available in active markets for identical assets or liabilities;
Level 2:	Quoted prices in active markets for similar assets and liabilities that are observable for the asset or liability; or
Level 3:	Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

Fair Value

The Company follows authoritative guidance that applies to all financial assets and liabilities required to be measured and reported on a fair value basis. The Company also applies the guidance to non-financial assets and liabilities measured at fair value on a nonrecurring basis, including non-competition agreements and goodwill. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date.  During the year ended December 31, 2012, the Company did not change any of its valuation techniques, nor were there any transfers between hierarchy levels. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability based on the best information available in the circumstances. The financial and nonfinancial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.

The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

Level 1:	Quoted prices are available in active markets for identical assets or liabilities;
Level 2:	Quoted prices in active markets for similar assets and liabilities that are observable for the asset or liability; or
Level 3:	Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash flow models or valuations.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-based Compensation

The Company uses the fair value method of accounting for stock-based compensation, where Stock-based compensation costs are measured at fair value, determined using the stock price on the date of grant, and charged to expense over the requisite service period. The effect of this guidance is described in Note 11.

Stock-based Compensation

The Company uses the fair value method of accounting for stock-based compensation, where Stock-based compensation costs are measured at fair value, determined using the stock price on the date of grant, and charged to expense over the requisite service period. The effect of this guidance is described in Note 15.

Use of Estimates, Policy [Policy Text Block]

Management Estimates

The preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Management Estimates

The preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the realization of accounts receivable, stock based compensation expense, income tax provisions and the valuation of deferred taxes, and the valuation of the Company’s interest rate swap. Actual results could differ from those estimates.

New Accounting Pronouncements, Policy [Policy Text Block]

Accounting Pronouncements

Recently Issued

In February 2013, FASB issued ASU No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” ASU 2013-02 improves the reporting of reclassifications out of accumulated other comprehensive income by requiring an entity to report their corresponding effect(s) on net income. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. The adoption of this guidance is not expected to impact the Company’s consolidated financial position, results of operations, or cash flows.

In January 2013, FASB issued ASU No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” ASU 2013-01 states the intended scope of disclosures required by ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” apply to derivatives and hedging transactions. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after January 1, 2013. The adoption of this guidance is not expected to impact the Company’s consolidated financial position, results of operations, or cash flows.

Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The following table provides the components of discontinued operations, net of tax:

	For the Three Months Ended
	March 31,
	2013	2012
Revenues	$-	$10,039
Cost of Revenue	117,955	97,255
Gross Profit	(117,955)	(87,216)

Operating Expenses
Depreciation and amortization	-	77,395

Loss from Operations	(117,955)	(164,611)

Other Expense
Interest expense	963	750

Loss from discontinued operations	(118,918)	(165,361)
Income tax benefit	46,378	64,491
Loss on discontinued operations, net of tax	$(72,540)	$(100,870)

The following table provides the components of discontinued operations, net of tax:

	For the Years Ended
	December 31,
	2012	2011

Revenues	$617,406	$766,287
Cost of Revenue	1,284,337	852,635

Gross Profit	(666,931)	(86,348)

Operating Expenses
Depreciation and amortization	128,935	511,588

Loss from Operations	(795,866)	(597,936)

Other Expense
Interest expense	1,770	7,714

Loss from discontinued operations	(797,636)	(605,650)
Income tax benefit	311,078	236,204
Loss on discontinued operations, net of tax	$(486,558)	$(369,446)

Schedule of Disposal Groups, Including Discontinued Operation, Assets and Liabilities [Table Text Block]

The following table provides the major classes of assets and liabilities components of discontinued operations, as of:

	March 31,	December 31,
	2013	2012

Accounts Receivable	$18,462	$153,754
Fixed Assets Held for Sale	71,342	304,429

Total Discontinued Assets	$89,804	$458,183

Accounts payable and accrued liabilities	$-	$219,882

Total Discontinued Liabilities	$-	$219,882

The following table provides the major classes of assets and liabilities components of discontinued operations, as of:

	December 31,
	2012	2011

Accounts Receivable	$153,754	$87,740
Fixed Assets Held for Sale	304,429	412,831

Total Discontinued Assets	$458,183	$500,571

Accounts payable and accrued liabilities	$219,882	$29,637

Total Discontinued Liabilities	$219,882	$29,637

Non-Competition Agreements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]

Non-competition agreements consist of the following as of March 31, 2013:

Non-competition agreements - net, at January 1, 2012	$180,000
Amortization for the year ended December 31, 2012	(150,000)
Non-competition agreements - net, at December 31, 2012	30,000
Amortization for the three months ended March 31, 2013	(15,000)
Non-competition agreements - net, at March 31, 2013	$15,000

Non-competition agreements consist of the following as of December 31, 2012 and 2011:

Non-competition agreements - net, at January 1, 2011	$420,000
Amortization for the year ended December 31, 2011	(240,000)
Non-competition agreements - net, at December 31, 2011	$180,000
Amortization for the year ended December 31, 2012	(150,000)
Non-competition agreements - net, at December 31, 2012	$30,000

Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consists of the following at:

	March 31,	December 31,
	2013	2012

Trucks and vehicles	$21,872,099	$23,933,669
Other equipment	2,772,304	2,781,903
Buildings and improvements	2,328,477	2,403,477
Trucks in process	877,280	1,110,356
Capitalized truck leases	455,093	455,093
Land	596,420	601,420
Disposal wells	367,330	667,330
Total property and equipment	29,269,003	31,953,248
Accumulated depreciation	(15,467,984)	(16,932,358)
Property and equipment - net	$13,801,019	$15,020,890

Property and equipment consists of the following at:

	December 31,
	2012	2011

Trucks and vehicles	$23,933,669	$20,415,684
Other equipment	2,781,903	2,888,663
Buildings and improvements	2,403,477	2,947,305
Trucks in process	1,110,356	852,975
Capitalized truck leases	455,093	455,093
Land	601,420	701,420
Disposal wells	667,330	620,104
Total property and equipment	31,953,248	28,881,244
Accumulated depreciation	(16,932,358)	(14,122,205)
Property and equipment - net	$15,020,890	$14,759,039

Fixed Assets Held For Sale (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Disclosure of Long Lived Assets Held-for-sale [Table Text Block]

Assets Held for Sale consists of the following at:

	March 31,	December 31,
	2013	2012

Trucks and vehicles	$428,332	$1,655,413
Accumulated depreciation	(356,990)	(1,350,984)
Assets held for sale - net	$71,342	$304,429

Assets Held for Sale consists of the following at December 31, 2012:

	December 31,
	2012	2011

Trucks and vehicles	$1,655,413	$1,634,880
Accumulated depreciation	(1,350,984)	(1,222,049)
Assets held for sale - net	$304,429	$412,831

Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

Long-term debt consists of the following as of:

	March 31,	December 31,
	2013	2012

Term Loan entered into as part of the debt refinancing in November 2012 with an original principal balance of $11.0 million, payable in thirty-five fixed monthly principal installments of $130,952 beginning November 2012, with the remaining principal due November 2, 2015. Variable rate interest of 4.25% plus 1 Month Libor, collateralized by equipment, inventory, and accounts of the Company, entered into by the Company and two of its subsidiaries, Heat Waves Hot Oil Service, LLC and Dillco Fluid Service, Inc. (all as borrowers), and subject to financial covenants.	$10,476,192	$10,738,096

Real Estate Loan for a facility in North Dakota entered into with an original principal balance of $678,750. Principal balance amended to $705,000 during February 2012 and amended again during November 2012 to increase the principal balance by $47,000. Upon the November 2012 amendment, principal and interest payments of $7,416 beginning on December 16, 2012 and ending May 16, 2022. Interest is calculated as Prime plus 3.5% with a 4.75% floor (4.75% at March 31, 2013). Loan is collateralized by land and property purchased with the loan.	724,562	738,097

Note payable entered into with a lending institution in order to purchase field equipment. Equipment was sold to a third-party on March 25, 2013.	-	326,964

Note payable to the seller of Heat Waves. The note was garnished by the Internal Revenue Service (“IRS”) in 2009 and is due on demand; payable in monthly installments of $3,000 per agreement with the IRS.	305,000	314,000

Mortgage payable to a bank, interest at 7.25%, due in monthly payments through February 2015 with a balloon payment of $111,875 on March 15, 2015, secured by land, guaranteed by one of the Company’s stockholders.	194,881	204,941

Note payable entered into with a lending institution in order to purchase field pickup trucks, interest at a fixed rate of 8.05%. Term of 60 months, due in monthly installments of $4,688 through September 2016, secured by equipment purchase with the note.	170,951	181,413

Mortgage payable to a bank, interest at 5.9%, payable in monthly payments through January 2017 with a balloon payment of $88,118 on February 1, 2017, secured by land.	134,844	137,507

Notes payable to a vehicle finance company, interest at fixed rates from 4.89% to 10.25%, due in monthly installments through August 2015, secured by vehicles, guaranteed by one of the stockholders.	57,844	68,476

Capital leases entered into with a leasing company in order to purchase trucks and trailers, interest at a fixed rate of 5%. Truck lease term of 24 months, due in monthly installments through September 2012. Trailer lease term of 36 months, payments due in monthly installments through September 2013.	41,715	62,308

Note payable entered into with a lending institution in order to purchase equipment, interest at a fixed rate of 8.2%. Truck lease term of 60 months, due in monthly installments through January 2017, secured by equipment purchase with the note.	33,631	35,469

Total	12,139,620	12,807,271
Less current portion	(2,229,883)	(2,236,343)
Long-term debt, net of current portion	$9,909,737	$10,570,928

Long-term debt consists of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011
Term Loan entered into as part of the debt refinancing in November 2012 with an original principal balance of $11.0 million, payable in thirty-five fixed monthly principal installments of $130,952 beginning November 2012, with the remaining principal due November 2, 2015. Variable rate interest of 4.25% plus 1 Month Libor, collateralized by equipment, inventory, and accounts of the Company, entered into by the Company and two of its subsidiaries, Heat Waves Hot Oil Service, LLC and Dillco Fluid Service, Inc. (all as borrowers), and subject to financial covenants. (See Note 8.)	$10,738,096	$-

Real Estate Loan for a facility in North Dakota entered into with an original principal balance of $678,750. Principal balance amended to $705,000 during February 2012 and amended again during November 2012 to increase the principal balance by $47,000. Upon the November 2012 amendment, principal and interest payments of $7,416 beginning on December 16, 2012 and ending May 16, 2022. Interest is calculated as Prime plus 3.5% with a 4.75% floor (4.75% at December 31, 2012). Loan is collateralized by land and property purchased with the loan.	738,097	678,750

Note payable entered into with a lending institution in order to purchase field equipment, interest at a fixed rate of 6.50%. Term of 48 months, due in monthly installments of $10,294 through December 2015, secured by equipment purchase with the note.	326,964	-

Note payable to the seller of Heat Waves. The note was garnished by the Internal Revenue Service (“IRS”) in 2009 and is due on demand; payable in monthly installments of $3,000 per agreement with the IRS.	314,000	350,000

Mortgage payable to a bank, interest at 7.25%, due in monthly payments through February 2015 with a balloon payment of $111,875 on March 15, 2015, secured by land, guaranteed by one of the Company’s stockholders.	204,941	242,543

Note payable entered into with a lending institution in order to purchase field pickup trucks, interest at a fixed rate of 8.05%. Term of 60 months, due in monthly installments of $4,688 through September 2016, secured by equipment purchase with the note.	$181,413	$221,213

Mortgage payable to a bank, interest at 5.9%, payable in monthly payments through January 2017 with a balloon payment of $88,118 on February 1, 2017, secured by land.	137,507	147,631

Notes payable to a vehicle finance company, interest at fixed rates from 4.89% to 10.25%, due in monthly installments through August 2015, secured by vehicles, guaranteed by one of the stockholders.	68,476	139,140

Capital leases entered into with a leasing company in order to purchase trucks and trailers, interest at a fixed rate of 5%. Truck lease term of 24 months, due in monthly installments through September 2012. Trailer lease term of 36 months, payments due in monthly installments through September 2013.	62,308	226,900

Note payable entered into with a lending institution in order to purchase equipment, interest at a fixed rate of 8.2%. Truck lease term of 60 months, due in monthly installments through January 2017, secured by equipment purchase with the note.	35,469	41,890

Notes payable to equipment finance companies, paid in full during 2012.	-	27,753

Term Loan entered into as part of the debt refinancing in June 2010 with an original principal balance of $9.1 million. (Refinanced November 2, 2012; see Note 8.)	-	8,050,472

Notes payable to stockholder. (Converted to equity; see Note 8.)	-	1,477,760

Equipment Loan entered into with an original principal balance of $1,000,000. (Refinanced November 2, 2012; see Note 8.)	-	789,975

Equipment Loan entered into with an original principal balance of $152,303. (Refinanced November 2, 2012; see Note 8.)	-	140,873

Equipment Loan entered into with an original principal balance of $410,642. (Refinanced November 2, 2012; see Note 8.)	-	387,044

Equipment Loan entered into with an original principal balance of $452,795. (Refinanced November 2, 2012; see Note 8.)	-	443,909

Equipment Loan entered into with an original principal balance of $895,632. (Refinanced November 2, 2012; see Note 8.)	-	-

Total	12,807,271	13,365,853
Less current portion	(2,236,343)	(3,867,658)
Long-term debt, net of current portion	$10,570,928	$9,498,195

Schedule of Maturities of Long-term Debt [Table Text Block]	Aggregate maturities of debt are as follows:
Twelve Months Ending March 31,

2014	$2,229,883
2015	1,872,334
2016	7,351,202
2017	111,500
2018	155,130
Thereafter	419,571
Total	$12,139,620
Aggregate maturities of debt are as follows:
Year Ended December 31,
2013	$2,236,343
2014	1,873,558
2015	7,974,491
2016	128,785
2017	157,394
Thereafter	436,700
Total	$12,807,271

Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Commitments [Table Text Block]

Future minimum lease commitments for these operating lease commitments are as follows:

Twelve Months Ending March 31,

2014	$872,560
2015	742,319
2016	539,226
2017	173,548
2018	22,800
Total	$2,350,453

Future minimum lease commitments for these facilities and other operating leases are as follows:

Year Ended December 31,
2013	$731,965
2014	392,471
2015	241,763
2016	192,126
2017	45,600

Total	$1,603,925

Schedule of Capital Leased Asssets [Table Text Block]

The Company has entered into capital leases for five water transport units (each unit includes one truck and one trailer), which have been included in Property and Equipment (Note 5) and are summarized in the table below as of March 31, 2013:

Capitalized Trucks	$218,807
Capitalized Trailers	236,286
Less: Accumulated Depreciation	(164,650)
Net Assets Under Capital Leases	$290,433

The Company has entered into capital leases for five water transport units (each unit includes one truck and one trailer), which have been included in Property and Equipment (Note 5) and are summarized in the table below:

Capitalized Trucks	$218,807
Capitalized Trailers	236,286
Total Capital Leases	455,093
Less: Accumulated Depreciation	(148,396)
Net Assets Under Capital Leases	$306,697

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

The following is a summary of the future minimum lease payments under capital leases as of March 31, 2013:

Twelve Months Ending March 31,	Minimum Lease Payment
2014	$42,240
2015	-
Total minimum lease payments	42,240
Less: Interest	(525)
Net minimum lease payments	41,715
Less: Current portion	(41,715)
Long-term portion of minimum lease payments	$-

The following is a summary of the future minimum lease payments related to capital leases, together with the present value of the net minimum lease payments as of December 31, 2012:

Year Ended December 31,	Minimum Lease Payments
2013	63,484
2014	-
Total minimum lease payments	63,484
Less: Interest	(1,176)
Net minimum lease payments	62,308
Less: Current portion	(62,308)
Long-term portion of net minimum lease payments	$-

Interest Rate Swap (Tables)	12 Months Ended
Dec. 31, 2012
Interest Rate Swap [Abstract]
Debt Refinance General Terms Swap [Table Text Block]

The general terms of the swap are as follows:

Notional Amount:	$11,000,000
Issue Date:	11/13/2012
Maturity Date:	11/2/2015
Fixed Rate:	0.64%
Floating Rate:	Determined monthly per index, originated at 0.209%
Floating Index:	USD LIBOR 1 Month BBA Bloomberg

Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]

Available-for-sale securities, classified as other current assets, is as:

	December 31, 2012
	Amortized Cost	Unrealized Gains in Comprehensive Income	Unrealized Losses in Comprehensive Income	Sales of Securities	Fair Value

Available-for-sale securities	$150,793	$30,363	$(948)	$(180,208)	$-

	December 31, 2011
	Amortized Cost	Unrealized Gains in Accumulated Other Comprehensive Income	Unrealized Losses in Accumulated Other Comprehensive Income	Sales of Securities	Fair Value

Available-for-sale securities	$365,786	$83,817	$(298,810)	$-	$150,793

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The following tables present the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis by level within the fair value hierarchy:

	December 31, 2012
	Level 1	Level 2	Level 3	Total

Derivative Instrument
Interest rate swap, net liability*	$-	$-	$7,877	$7,877

Total	$-	$-	$7,877	$7,877

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Available-for-sale Securities
Equity Securities – industrial metals and minerals	$85,900	$-	$-	$85,900
Mutual Fund – bonds international	64,893	-	-	64,893
Total	$150,793	$-	$-	$150,793

*Note: The interest rate swap, entered into on November 13, 2012, consists of current liabilities of $24,048 (classified as Current portion of interest rate swap), and long-term assets of $16,171 (classified as Long-term portion of interest rate swap).

Schedule of Fair Value Assets and Liabilities Based on Level 3 [Table Text Block]	the Company’s interest rate swaps (Level 3) consist of the following:
Level 3
Balance, January 1, 2012	-
Change in value, interest rate swap	7,877

Balance, December 31, 2012	$7,877

Taxes on Income from Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

The sources of income (loss) from continuing operations before income taxes were as follows:

	December 31,
	2012	2011

United States	$828,267	$(2,495,733)
Foreign	-	-

Income (loss) before income taxes	$828,267	$(2,495,733

Schedule of Loss Before Income Tax Domestic and Foreign [Table Text Block]

The components of the (benefit from) provision for income taxes are as follows:

	December 31,
	2012	2011
Current
Federal	$-	$-
State	-	-
	-	-

Deferred
Federal	372,064	(782,805)
State	54,715	(115,118)
	426,779	(897,923)

Provision for (benefit from) income taxes	$426,779	$(897,923)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The total income tax provision (benefit) from continuing operations differs from the amount computed by applying the statutory federal income tax rate of 34% to loss before taxes. The reasons for this difference for the years ended December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011

Computed expected tax benefit	$281,610	$(848,549)

Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact	41,413	(124,787)
Stock compensation adjustment	87,877	96,629
Other	15,879	(21,216)

Provision for (benefit from) income taxes	$426,779	$(897,923)

Schedule of Components of Deferred Income Taxes [Table Text Block]

The components of deferred income taxes for the years ended December 31, 2012 and 2011 are as follows:

	December 31, 2012		December 31, 2011
	Current	Long-Term	Current	Long-Term
Deferred tax assets
Reserves and accruals	$166,766	$-	$215,222	$-
Amortization	-	249,446	-	229,974
Capital losses	-	11,396	-	8,325
FAS 123R - Accrued NSO Expense	-	405,386	-	384,124
Net operating losses	-	1,008,850	-	534,830
	166,766	1,675,078	215,222	1,157,253
Less: Valuation Allowance	-	-	-	-

Total deferred tax assets	166,766	1,675,078	215,222	1,157,253

Deferred tax liabilities
Depreciation	-	(2,126,740)	-	(1,544,740)
Acquired intangible assets	(13,300)	-	(28,052)	-

Total deferred tax liabilities	(13,300)	(2,126,740)	(28,052)	(1,544,740)

Net deferred tax assets (liabilities)	$153,466	$(451,662)	$187,170	$(387,487)

Stockholder's Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following information summarizes information with respect to options granted under all equity plans:

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term

Outstanding at December 31, 2011	3,305,431	$0.70	2.51
Granted	400,000	1.07
Exercised	-	-
Forfeited or Expired	(1,030,000)	0.50

Outstanding at March 31, 2012	2,675,431	$0.83	1.99
Granted	870,000	0.46
Exercised	-	-
Forfeited or Expired	(470,000)	1.03

Outstanding at December 31, 2012	3,075,431	$0.71	2.33
Granted	158,000	0.70
Exercised	-	-
Forfeited or Expired	(142,431)	2.12

Outstanding at March 31, 2013	3,091,000	$0.64	2.35

Exercisable at December 31, 2011	2,182,097	$0.71	2.25
Exercisable at March 31, 2012	1,515,431	$0.64	2.00
Exercisable at December 31, 2012	2,265,431	$0.70	1.25
Exercisable at March 31, 2013	2,125,000	$0.71	1.00

The following information summarizes information with respect to options granted under all equity plans:

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (1)

Outstanding at December 31, 2010	2,465,431	$0.59	3.34
Granted	875,000	1.03
Exercised	-	-
Forfeited or Expired	(35,000)	0.84

Outstanding at December 31, 2011	3,305,431	$0.70	2.51	$1,064,876
Granted	1,270,000	0.65
Exercised	-	-
Forfeited or Expired	(1,500,000)	0.67

Outstanding at December 31, 2012	3,075,431	$0.71	2.33	$106,051

Exercisable at December 31, 2010	1,298,764	$0.49	3.34
Exercisable at December 31, 2011	2,182,097	$0.71	2.25	$683,297
Exercisable at December 31, 2012	2,265,431	$0.70	1.25	$93,318

(1) The aggregate intrinsic value represents the difference between the exercise price of the options and the value of the Company’s stock at the time of exercise or at the end of the year if unexercised.

Schedule of Nonvested Share Activity [Table Text Block]

A summary of the status of nonvested shares underlying the options are presented below:

	Number of Shares	Weighted-Average Grant-Date Fair Value

Nonvested at December 31, 2011	1,123,334	$0.48
Granted	400,000	0.75
Vested	-	-
Forfeited	(363,334)	0.38

Nonvested at March 31, 2012	1,160,000	$0.65
Granted	870,000	0.33
Vested	(770,000)	0.54
Forfeited	(450,000)	0.75

Nonvested at December 31, 2012	810,000	$0.37
Granted	158,000	0.56
Vested	-	-
Forfeited	(2,000)	0.56

Nonvested at March 31, 2013	966,000	$0.40

A summary of the status of nonvested shares underlying the options are presented below:

	Number of Shares	Weighted-Average Grant-Date Fair Value

Nonvested at December 31, 2010	1,166,667	$0.32
Granted	875,000	0.75
Vested	(883,333)	0.50
Forfeited	(35,000)	0.62

Nonvested at December 31, 2011	1,123,334	$0.48
Granted	1,270,000	0.33
Vested	(770,000)	0.54
Forfeited	(813,334)	0.59

Nonvested at December 31, 2012	810,000	$0.37

Basis of Presentation (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Dillco Fluid Service Inc at Kansas [Member]
Business Acquisition, Percentage of Voting Interests Acquired, Description	100% by Enservco	100% by Enservco
Business Acquisition, Description of Acquired Entity	Oil and natural gas field fluid logistic.	Oil and natural gas field fluid logistic services primarily in the Hugoton Basin in western Kansas and northwestern Oklahoma.
Heat Waves Hot Oil Services LLC at Colorado [Member]
Business Acquisition, Percentage of Voting Interests Acquired, Description	100% by Dillco	100% by Dillco
Business Acquisition, Description of Acquired Entity	Oil and natural gas well services, including logistics and stimulation.	Oil and natural gas well services, including logistics and stimulation
HE Services LLC at Nevada [Member]
Business Acquisition, Percentage of Voting Interests Acquired, Description	100% by Heat Waves	100% by Heat Waves
Business Acquisition, Description of Acquired Entity	No active business operations. Owns construction equipment used by Heat Waves.	No active business operations. Owns construction equipment held for sale by Heat Waves.
Real GC LLC at Colorado [Member]
Business Acquisition, Percentage of Voting Interests Acquired, Description	100% by Heat Waves	100% by Heat Waves
Business Acquisition, Description of Acquired Entity	No active business operations. Owns real property in Garden City, Kansas that is utilized by Heat Waves.	No active business operations. Owns real property in Garden City, Kansas that is utilized by Heat Waves.
Trinidad Housing LLC at Colorado [Member]
Business Acquisition, Percentage of Voting Interests Acquired, Description	100% by Dillco.	100% by Dillco.
Business Acquisition, Description of Acquired Entity	No active business operations.	No active business operations.
Enservco Frac Services LLC at Delaware [Member]
Business Acquisition, Percentage of Voting Interests Acquired, Description	100% by Enservco	100% by Enservco
Business Acquisition, Description of Acquired Entity	No active business operations.	No active business operations.
Aspen Gold Mining Company at Colorado [Member]
Business Acquisition, Percentage of Voting Interests Acquired, Description	100% by Enservco	100% by Enservco
Business Acquisition, Description of Acquired Entity	No active business operations.	No active business operations.
Heat Waves LLC at Colorado [Member]
Business Acquisition, Percentage of Voting Interests Acquired, Description	100% by Dillco	100% by Dillco
Business Acquisition, Description of Acquired Entity	No active business operations.	No active business operations

Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable, Current	$ 185,000		$ 70,000	$ 100,000
Provision for Doubtful Accounts, Net of Recoveries	126,234	(1,739)	57,957	(84,691)
Account Receivable Balance of Customer			More than 10
Property, Plant and Equipment, Depreciation Methods			depreciation for the period by approximately $2.6 million (pre-tax difference), decreasing Loss from Operations and Net Loss by this amount
Property, Plant and Equipment, Estimated Useful Lives	5 to 30 years		5 to 30 years
change in accounting estimate lowered depreciation	860,000		2,600,000
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.03
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.02
Number of Outstanding, Stock Based Option Awards and Warrants	8,651,170	2,875,000	8,245,170	3,490,000
Incremental Common Shares Attributable to Call Options and Warrants	3,172,940	1,240,747	927,718	0
Deferred Rent Credit, Noncurrent	$ 20,127		$ 20,860	$ 22,044
Percentage of Recognized Tax Benefits			50.00%
Facility Leases Renewal Clauses and Expire Date	November 2016
Equipment Leases Renewal Clauses and Expire Date	June 2017
Earnings Per Share, Basic and Diluted (in dollars per share)			$ 0.11
Customer A [Member]
Percentage of Accounts Receivable			19.00%	11.00%
Percentage of Total Revenues			11.00%	9.00%
Customer B [Member]
Percentage of Accounts Receivable			15.00%
Percentage of Total Revenues			4.00%	12.00%
Customer C [Member]
Percentage of Accounts Receivable			12.00%	7.00%
Percentage of Total Revenues			11.00%
Other Customer [Member]
Percentage of Total Revenues			7.00%
Trucks and Equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives			5-7 years to 10 years
Disposal Wells [Member]
Property, Plant and Equipment, Estimated Useful Lives	5-7 years to 10 years
Property, Plant and Equipment, Estimated Useful Lives Of Disposal	7-10 years to 15 years		7-10 years to 15 years

Discontinued Operations (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 0	$ 10,039	$ 617,406	$ 766,287
Cost of Revenue	117,955	97,255	1,284,337	852,635
Gross Profit	(117,955)	(87,216)	(666,931)	(86,348)
Operating Expenses
Depreciation and amortization	0	77,395	128,935	511,588
Loss from Operations	(117,955)	(164,611)	(795,866)	(597,936)
Other Expense
Interest expense	963	750	1,770	7,714
Loss from discontinued operations	(118,918)	(165,361)	(797,636)	(605,650)
Income tax benefit	46,378	64,491	311,078	236,204
Loss on discontinued operations, net of tax	$ (72,540)	$ (100,870)	$ (486,558)	$ (369,446)

Discontinued Operations (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable	$ 18,462	$ 153,754	$ 87,740
Fixed Assets Held for Sale	71,342	304,429	412,831
Total Discontinued Assets	89,804	458,183	500,571
Accounts payable and accrued liabilities	0	219,882	29,637
Total Discontinued Liabilities	$ 0	$ 219,882	$ 29,637

Discontinued Operations (Details Textual) (USD $)	3 Months Ended
Mar. 31, 2013
Proceeds from sale and disposal of equipment	$ 534,000
Payments to Acquire Machinery and Equipment	233,000
Payments for Commissions	10,000
Gain (Loss) on Disposition of Property	$ 291,000

Non-Competition Agreements (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Non-competition agreements - net, Begining	$ 30,000	$ 180,000	$ 180,000	$ 420,000
Amortization	(15,000)	(60,000)	(150,000)	(240,000)
Non-competition agreements - net, Ending	$ 15,000		$ 30,000	$ 180,000

Non-Competition Agreements (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Amortization of Intangible Assets	$ 15,000	$ 60,000	$ 150,000	$ 240,000
December 2013 [Member]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			30,000
June 2013 [Member]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 15,000

Property and Equipment (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trucks and vehicles	$ 21,872,099	$ 23,933,669	$ 20,415,684
Other equipment	2,772,304	2,781,903	2,888,663
Buildings and improvements	2,328,477	2,403,477	2,947,305
Trucks in process	877,280	1,110,356	852,975
Capitalized truck leases	455,093	455,093	455,093
Land	596,420	601,420	701,420
Disposal wells	367,330	667,330	620,104
Total property and equipment	29,269,003	31,953,248	28,881,244
Accumulated depreciation	(15,467,984)	(16,932,358)	(14,122,205)
Property and equipment - net	$ 13,801,019	$ 15,020,890	$ 14,759,039

Property and Equipment (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation expense	$ 548,836	$ 1,263,797	$ 2,810,153	$ 3,948,052

Fixed Assets Held for Sale (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trucks and vehicles	$ 428,332	$ 1,655,413	$ 1,634,880
Accumulated depreciation	(356,990)	(1,350,984)	(1,222,049)
Assets held for sale - net	$ 71,342	$ 304,429	$ 412,831

Fixed Assets Held for Sale (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation and Amortization, Discontinued Operations	$ 0	$ 77,395	$ 128,935	$ 511,588

Long-Term Debt (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	$ 12,139,620	$ 12,807,271	$ 13,365,853
Less current portion	(2,229,883)	(2,236,343)	(3,867,658)
Long-term debt, net of current portion	9,909,737	10,570,928	9,498,195
Term Loan One [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	10,476,192	10,738,096	0
Real Estate Loan [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	724,562	738,097	678,750
Note Payable Entered into with Lending Institution One [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	0	326,964	0
Note Payable to Seller of Heat Waves [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	305,000	314,000	350,000
Mortgage Payable through February 2015 [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	194,881	204,941	242,543
Note Payable Entered into with Lending Institution Two [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	170,951	181,413	221,213
Mortgage Payable through January 2017 [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	134,844	137,507	147,631
Notes Payable to Vehicle Finance Company [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	57,844	68,476	139,140
Trucks and Trailers Lease [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	41,715	62,308	226,900
Note Payable Entered into with Lending Institution Three [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	33,631	35,469	41,890
Notes Payable to Equipment Finance Company [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent		0	27,753
Term Loan Two [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent		0	8,050,472
Notes Payable to Stockholder [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent		0	1,477,760
Equipment Loan One [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent		0	789,975
Equipment Loan Two [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent		0	140,873
Equipment Loan Three [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent		0	387,044
Equipment Loan Four [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent		0	443,909
Equipment Loan Five [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent		$ 0	$ 0

Long-Term Debt (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
2014	$ 2,229,883	$ 2,236,343
2015	1,872,334	1,873,558
2016	7,351,202	7,974,491
2017	111,500	128,785
2018	155,130	157,394
Thereafter	419,571	436,700
Total	$ 12,139,620	$ 12,807,271

Long-Term Debt (Details Textual) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Term Loan One [Member]	Dec. 31, 2012 Term Loan One [Member]	Mar. 31, 2013 Real Estate Loan [Member]	Dec. 31, 2012 Real Estate Loan [Member]	Dec. 31, 2012 Note Payable Entered into with Lending Institution One [Member]	Mar. 31, 2013 Note Payable to Seller of Heat Waves [Member]	Dec. 31, 2012 Note Payable to Seller of Heat Waves [Member]	Mar. 31, 2013 Mortgage Payable through February 2015 [Member]	Dec. 31, 2012 Mortgage Payable through February 2015 [Member]	Mar. 31, 2013 Note Payable Entered into with Lending Institution Two [Member]	Dec. 31, 2012 Note Payable Entered into with Lending Institution Two [Member]	Mar. 31, 2013 Mortgage Payable through January 2017 [Member]	Dec. 31, 2012 Mortgage Payable through January 2017 [Member]	Mar. 31, 2013 Notes Payable to Vehicle Finance Company [Member]	Dec. 31, 2012 Notes Payable to Vehicle Finance Company [Member]	Mar. 31, 2013 Trucks and Trailers Lease [Member]	Dec. 31, 2012 Trucks and Trailers Lease [Member]	Mar. 31, 2013 Note Payable Entered into with Lending Institution Three [Member]	Dec. 31, 2012 Note Payable Entered into with Lending Institution Three [Member]	Dec. 31, 2012 Notes Payable to Equipment Finance Company [Member]	Dec. 31, 2012 Term Loan Two [Member]	Dec. 31, 2012 Equipment Loan One [Member]	Dec. 31, 2012 Equipment Loan Two [Member]	Dec. 31, 2012 Equipment Loan Three [Member]	Dec. 31, 2012 Equipment Loan Four [Member]	Dec. 31, 2012 Equipment Loan Five [Member]
Loan, Original Principal Balance				$ 11,000,000	$ 11,000,000	$ 678,750	$ 678,750																	$ 9,100,000	$ 1,000,000	$ 152,303	$ 410,642	$ 452,795	$ 895,632
Amended Principal Balance				130,952		705,000	705,000
Debt Instrument, Periodic Payment					130,952	7,416	7,416	10,294	3,000	3,000			4,688	4,688
Debt Instrument, Annual Principal Payment						47,000	47,000
Mortgage Loans on Real Estate, Periodic Payment Terms, Balloon Payment Amount											111,875	111,875			88,118	88,118
Debt Instrument, Interest Rate Terms				4.25% plus 1 Month Libor	4.25% plus 1 Month Libor	Interest is calculated as Prime plus 3.5% with a 4.75% floor (4.75% at March 31, 2013).	Interest is calculated as Prime plus 3.5% with a 4.75% floor (4.75% at December 31, 2012).
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				4.25%	4.25%	4.75%	4.75%	6.50%			7.25%	7.25%	8.05%	8.05%	5.90%	5.90%			5.00%	5.00%	8.20%	8.20%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum																	4.89%	4.89%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum																	10.25%	10.25%
Debt Instrument, Frequency of Periodic Payment					Monthly Payment	Upon the November 2012 amendment	Upon the November 2012 amendment	48 months, Monthly Payment	Monthly Payment	Monthly Payment	Monthly Payment	Monthly Payment	60 months, Monthly Payment	60 months, Monthly Payment	Monthly Payment	Monthly Payment	Monthly Payment	Monthly Payment	Monthly Payment	Monthly Payment	60 months, Monthly Payment	60 months, Monthly Payment
Debt Instrument, Maturity Date				Nov 2, 2015	Nov 2, 2015	May 16, 2022	May 16, 2022	Dec 31, 2015			Mar 15, 2015	Mar 15, 2015	Sep 30, 2016	Sep 30, 2016	Feb 1, 2017	Feb 1, 2017	Aug 31, 2015	Aug 31, 2015	Sep 30, 2013	Sep 30, 2013	Jan 31, 2017	Jan 31, 2017	Dec 31, 2012
Capital Lease Obligation, Lease Term				thirty-five	thirty-five														Truck lease term of 24 months, due in monthly installments through September 2012. Trailer lease term of 36 months	Truck lease term of 24 months, due in monthly installments through September 2012. Trailer lease term of 36 months
Line of credit borrowings	$ 1,234,447	$ 2,151,052	$ 2,263,227

Commitments and Contingencies (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
2014	$ 872,560	$ 731,965
2015	742,319	392,471
2016	539,226	241,763
2017	173,548	192,126
2018	22,800	45,600
Total	$ 2,350,453	$ 1,603,925

Commitments and Contingencies (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capitalized truck leases	$ 455,093	$ 455,093	$ 455,093
Less: Accumulated Depreciation	(164,650)	(148,396)
Net Assets Under Capital Leases	290,433	306,697
Capitalized Trucks [Member]
Capitalized truck leases	218,807	218,807
Capitalized Trailers [Member]
Capitalized truck leases	$ 236,286	$ 236,286

Commitments and Contingencies (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Minimum Lease Payment
2014	$ 42,240	$ 63,484
2015	0	0
Total minimum lease payments	42,240	63,484
Less: Interest	(525)	(1,176)
Net minimum lease payments	41,715	62,308
Less: Current portion	(41,715)	(62,308)
Long-term portion of minimum lease payments	$ 0	$ 0

Commitments and Contingencies (Details Textual)	Mar. 31, 2013 Number	Dec. 31, 2012 Number
Capital Leased Assets, Number of Units	5	5

Warrants (Details Textual) (USD $)	3 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Nov. 02, 2012	Nov. 30, 2012 October 31 2014 [Member]	Nov. 30, 2012 Mr Herman [Member]	Dec. 31, 2012 Mr Herman [Member]	Nov. 02, 2012 Mr Herman [Member]	Jul. 28, 2010 Warrants 2010 [Member]	Jul. 31, 2010 Warrants 2010 [Member]	Dec. 31, 2010 Warrants 2010 [Member]	May 09, 2011 Warrants 2011 [Member]	Dec. 31, 2011 Warrants 2011 [Member]	Nov. 30, 2012 Warrants 2012 [Member]	Oct. 31, 2012 Warrants 2012 [Member]	Dec. 31, 2012 Warrants 2012 [Member]	Nov. 29, 2012 Warrants 2012 [Member]	Nov. 02, 2012 Warrants 2012 [Member]	Nov. 02, 2012 Notes Payable To Stockholder [Member]
Purchase of Warrants					449,456					112,500			100,000			112,500		200,000	2,849,714
Purchase of Warrants, Total										225,000						225,000
Warrants, Exercisable Price							$ 0			$ 0.49	$ 0.49		$ 0.77		$ 0	$ 0.55	$ 0.4
Warrants, Expiration Period										Four Year Term	four year term		five year term			five year term	five year term
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate												0.00%		0.00%	0.00%		0.00%
Fair Value Assumptions, Expected Volatility Rate												96.40%		102.80%	125.70%		123.90%
Fair Value Assumptions, Risk Free Interest Rate												1.07%		1.84%	0.63%		0.73%
Fair Value Assumptions, Expected Term												4 years		5 years	5 years		5 years
Share Price						$ 0.35						$ 0.53		$ 0.63			$ 0.35	$ 0.36
Fair Value, Per Share of Warrants												$ 0.36		$ 0.46	$ 0.3		$ 0.28
Issuance of Common Stock, private equity (in shares)																	125,000
Issuance of Stock and Warrants for Services or Claims	$ 30,023	$ 0	$ 0	$ 46,353								$ 81,771		$ 46,353
Number of Warrants Issued to Principals																112,500
Number of Shares to be Issued in Exchange of Warrants																225,000
Amount to be Raised in Equity as Per Stock Subscription Agreements																			2,000,000
Minimum Amount to be Raised in Equity as Per Stock Subscription Agreements																			2,000,000
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	$ 12,139,620		$ 12,807,271	$ 13,365,853															$ 1,250,000	$ 1,477,760
Number of Shares, Projected to be Issued to Convert Debt							4,222,000	4,222,000
Number of Warrants, Projected to be Issued to Convert Debt							2,111,000	2,111,000
Number of Warrants, Issued to Unaffiliated Consultants for Investor Relation Services																	200,000
Exercise Price of Warrants Issued to Unaffiliated Consultants for Investor Relation Services																	$ 0.4
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.55	$ 0.55										$ 0.55

Debt Restructuring and Private Equity Placement (Details Textual) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Chief Executive Officer [Member]	Oct. 31, 2012 Chief Executive Officer [Member]	Nov. 30, 2012 Mr Herman [Member]	Dec. 31, 2012 Mr Herman [Member]	Nov. 02, 2012 Mr Herman [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Term Loan Agreement [Member]	Mar. 31, 2013 Real Estate Loan [Member]	Dec. 31, 2012 Real Estate Loan [Member]	Dec. 31, 2011 Real Estate Loan [Member]
Loan, Original Principal Balance										$ 11,000,000	$ 678,750	$ 678,750
Line of Credit Facility, Periodic Payment										130,952
Line of Credit Facility, Interest Rate Description										4.25% plus 1 month libor
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	12,139,620	12,807,271	13,365,853							10,738,096	724,562	738,097	678,750
Long-term Debt and Capital Lease Obligations, Current	2,229,883	2,236,343	3,867,658							1,571,424
Long-term Debt and Capital Lease Obligations	9,909,737	10,570,928	9,498,195							9,166,672
Debt Instrument, Face Amount									5,000,000
Debt Instrument, Interest Rate Terms									3.25% plus 1 Month Libor		Interest is calculated as Prime plus 3.5% with a 4.75% floor (4.75% at March 31, 2013).	Interest is calculated as Prime plus 3.5% with a 4.75% floor (4.75% at December 31, 2012).
Line of Credit, Current	1,234,447	2,151,052	2,263,227						2,151,052
Debt Issuance Cost										922,685
Prepaid Debt Issuance Cost, Current										307,776
Prepaid Debt Issuance Cost, Noncurrent										564,256
Amortization of Financing Costs										50,653
New Equity Financing Proposed by Bank					1,250,000
Per Unit Price Issued to Convert Debt				$ 350
Number of Shares Comprised in 1 Unit Issued to Convert Debt				1,000
Number of Warrants Comprised in 1 Unit Issued to Convert Debt				500
Proceeds from Issuance of Private Placement				1,994,800
Number of Units Issued to Convert Debt				5,699
Number of Warrants Issued to Convert Debt				2,849,714
Number of Shares Issued to Convert Debt				5,699,428
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.55	$ 0.55
Guarantee Provided by Related Party					3,500,000		3,500,000
Due to Related Parties, Noncurrent					1,477,760		1,477,760
Number of Units, Projected to be Issued to Convert Debt							4,222
Number of Shares, Projected to be Issued to Convert Debt						4,222,000	4,222,000
Number of Warrants, Projected to be Issued to Convert Debt						2,111,000	2,111,000
Interest Paid							$ 45,000
Additional Shares Of Common Stock Exercise Price							$ 0.55
Line of Credit Facility, Borrowing Capacity, Description									Maximum revolving advance amount of $5,000,000 or 85% of defined eligible accounts receivable.
Debt Instrument, Payment Terms									Facility fee of .375% per annum, which is applied to any undrawn portion of the maximum revolving advance amount.

Interest Rate Swap (Details) (USD $)	1 Months Ended
	Nov. 30, 2012	Nov. 13, 2012
Notional Amount:		$ 11,000,000
Issue Date:	Nov 13, 2012
Maturity Date:	Nov 2, 2015
Fixed Rate:		0.64%
Floating Rate:	Determined monthly per index, originated at 0.209
Floating Index:	USD LIBOR 1 Month BBA Bloomberg

Interest Rate Swap (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Nov. 13, 2012
Interest Rate Swap Agreement, Minimum Amount					$ 1,000,000
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate					4.25%
Debt Instrument, Basis Spread on Variable Rate					0.64%
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	13,476		24,048	0
Other Assets, Fair Value Disclosure	22,374		16,171	0
Unrealized loss on interest rate swap, net of tax	(10,232)	0	4,805	0
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax			$ 3,072	$ 0

Marketable Securities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost	$ 150,793	$ 365,786
Unrealized Gains in Comprehensive Income	30,363	83,817
Unrealized Losses in Comprehensive Income	(948)	(298,810)
Sales of Securities	(180,208)	0
Fair Value	$ 0	$ 150,793

Marketable Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	$ 29,415	$ (214,993)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Reclassification Adjustments, Net of Tax	(40,579)
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	$ 0

Fair Value Measurements (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Marketable securities	$ 0		$ 150,793
Fair Value, Inputs, Level 1 [Member]
Marketable securities	0		150,793
Fair Value, Inputs, Level 2 [Member]
Marketable securities	0		0
Fair Value, Inputs, Level 3 [Member]
Marketable securities	7,877		0
Equity Securities [Member]
Marketable securities			85,900
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable securities			85,900
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable securities			0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable securities			0
Mutual Fund [Member]
Marketable securities			64,893
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable securities			64,893
Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable securities			0
Mutual Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable securities			0
Interest Rate Swap [Member]
Marketable securities	7,877	[1]
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable securities	0	[1]
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable securities	0	[1]
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable securities	$ 7,877	[1]

[1]	The aggregate intrinsic value represents the difference between the exercise price of the options and the value of the Company���s stock at the time of exercise or at the end of the year if unexercised.

Fair Value Measurements (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Beginning Balance	$ 150,793
Change in value, interest rate swap	(4,805)	0
Ending Balance	0	150,793
Fair Value, Inputs, Level 3 [Member]
Beginning Balance	0
Change in value, interest rate swap	7,877
Ending Balance	$ 7,877

Fair Value Measurements (Details Textual) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	$ 13,476	$ 24,048	$ 0
Other Assets, Fair Value Disclosure	$ 22,374	$ 16,171	$ 0

Taxes on Income from Continuing Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income (loss) before income taxes	$ 828,267	$ (2,495,733)
United States [Member]
Income (loss) before income taxes	828,267	(2,495,733)
Foriegn [Member]
Income (loss) before income taxes	$ 0	$ 0

Taxes on Income from Continuing Operations (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Current
Federal			$ 0	$ 0
State			0	0
Total Current			0	0
Deferred
Federal			372,064	(782,805)
State			54,715	(115,118)
Total Deferred			426,779	(897,923)
Provision for (benefit from) income taxes	$ 2,695,061	$ 203,847	$ 426,779	$ (897,923)

Taxes on Income from Continuing Operations (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Computed expected tax benefit			$ 281,610	$ (848,549)
Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact			41,413	(124,787)
Stock compensation adjustment			87,877	96,629
Other			15,879	(21,216)
Provision for (benefit from) income taxes	$ 2,695,061	$ 203,847	$ 426,779	$ (897,923)

Taxes on Income from Continuing Operations (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Deferred tax asset	$ 142,745	$ 153,466	$ 187,170
Deferred Tax, Current [Member]
Deferred tax assets
Reserves and accruals		166,766	215,222
Amortization		0	0
Capital losses		0	0
FAS 123R - Accrued NSO Expense		0	0
Net operating losses		0	0
Deferred Tax Assets, Gross, Current		166,766	215,222
Less: Valuation Allowance		0	0
Deferred tax asset		166,766	215,222
Deferred tax liabilities
Depreciation		0	0
Acquired intangible assets		(13,300)	(28,052)
Total deferred tax liabilities		(13,300)	(28,052)
Net deferred tax assets (liabilities)		153,466	187,170
Deferred Tax, Noncurrent [Member]
Deferred tax assets
Reserves and accruals		0	0
Amortization		249,446	229,974
Capital losses		11,396	8,325
FAS 123R - Accrued NSO Expense		405,386	384,124
Net operating losses		1,008,850	534,830
Deferred Tax Assets, Gross, Current		1,675,078	1,157,253
Less: Valuation Allowance		0	0
Deferred tax asset		1,675,078	1,157,253
Deferred tax liabilities
Depreciation		(2,126,740)	(1,544,740)
Acquired intangible assets		0	0
Total deferred tax liabilities		(2,126,740)	(1,544,740)
Net deferred tax assets (liabilities)		$ (451,662)	$ (387,487)

Taxes on Income from Continuing Operations (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%	34.00%
Deferred Tax Assets, Valuation Allowance			$ 0	$ 0
Deferred Tax Assets, Operating Loss Carryforwards, Domestic			$ 2,400,000
Operating Loss Carryforwards, Expiration Dates			2029

Stockholder's Equity (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Number of Shares Outstanding (in shares)	3,075,431	3,305,431	2,675,431		3,305,431		2,465,431
Number of Shares Granted (in shares)	158,000	400,000	870,000		1,270,000		875,000
Number of Shares Exercised (in shares)	0	0	0		0		0
Number of Shares Forfeited or Expired (in shares)	(142,431)	(1,030,000)	(470,000)		(1,500,000)		(35,000)
Number of Shares Outstanding (in shares)	3,091,000	2,675,431	3,075,431		3,075,431		3,305,431		2,465,431
Number of shares - Exercisable (in shares)	2,125,000	1,515,431	2,265,431		2,265,431		2,182,097		1,298,764
Weighted Average Exercise Price Outstanding (in dollars per share)	$ 0.71	$ 0.7	$ 0.83		$ 0.7		$ 0.59
Weighted Average Exercise Price Granted (in dollars per share)	$ 0.7	$ 1.07	$ 0.46		$ 0.65		$ 1.03
Weighted Average Exercise Price Exercised (in dollars per share)	$ 0	$ 0	$ 0		$ 0		$ 0
Weighted Average Exercise Price Forfeited or Expired (in dollars per share)	$ 2.12	$ 0.5	$ 1.03		$ 0.67		$ 0.84
Weighted Average Exercise Price Outstanding (in dollars per share)	$ 0.64	$ 0.83	$ 0.71		$ 0.71		$ 0.7		$ 0.59
Weighted Average Exercise Price Exercisable (in dollars per share)	$ 0.71	$ 0.64	$ 0.7		$ 0.7		$ 0.71		$ 0.49
Weighted Average Remaining Contractual Term Outstanding (in years)	2 years 4 months 6 days	1 year 11 months 26 days	2 years 3 months 29 days		2 years 3 months 29 days		2 years 6 months 4 days		3 years 4 months 2 days
Weighted-Average Remaining Contractual Term - Exercisable (in years)	1 year	2 years	1 year 3 months		1 year 3 months		2 years 3 months		3 years 4 months 2 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value			$ 106,051	[1]	$ 106,051	[1]	$ 1,064,876	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value			$ 93,318	[1]	$ 93,318	[1]	$ 683,297	[1]

[1]	The aggregate intrinsic value represents the difference between the exercise price of the options and the value of the Company���s stock at the time of exercise or at the end of the year if unexercised.

Stockholder's Equity (Details 1) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Number of shares - Nonvested (in shares)	810,000	1,123,334	1,160,000	1,123,334	1,166,667
Number of shares - Granted (in shares)	158,000	400,000	870,000	1,270,000	875,000
Number of shares - Vested (in shares)	0	0	(770,000)	(770,000)	(883,333)
Number of shares - Forfeited (in shares)	(2,000)	(363,334)	(450,000)	(813,334)	(35,000)
Number of shares - Nonvested (in shares)	966,000	1,160,000	810,000	810,000	1,123,334
Weighted-Average Grant-Date Fair Value - Nonvested (in dollars per share)	$ 0.37	$ 0.48	$ 0.65	$ 0.48	$ 0.32
Weighted-Average Grant-Date Fair Value - Granted (in dollars per share)	$ 0.56	$ 0.75	$ 0.33	$ 0.33	$ 0.75
Weighted-Average Grant-Date Fair Value - Vested (in dollars per share)	$ 0	$ 0	$ 0.54	$ 0.54	$ 0.5
Weighted-Average Grant-Date Fair Value - Forfeited (in dollars per share)	$ 0.56	$ 0.38	$ 0.75	$ 0.59	$ 0.62
Weighted-Average Grant-Date Fair Value - Nonvested (in dollars per share)	$ 0.4	$ 0.65	$ 0.37	$ 0.37	$ 0.48

Stockholder's Equity (Details Textual) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	3,091,000	2,675,431	3,075,431	3,075,431	3,305,431	2,465,431
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	158,000	400,000	870,000	1,270,000	875,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Vested in Period	975,000			1,875,000
Stock-based Compensation	$ 38,696	$ 44,636		$ 279,362	$ 576,498
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments, Nonvested Number	966,000	1,160,000	810,000	810,000	1,123,334	1,166,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments, Nonvested, Weighted Average Grant Date Fair Value	$ 0.4	$ 0.65	$ 0.37	$ 0.37	$ 0.48	$ 0.32
Share-based Compensation Arrangement by Share-based Payment Award, Option Granted in Fair Value				588,909	653,391
Share-based Compensation Arrangement by Share-based Payment Award, Option Vested in Fair Value				414,098	528,653
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.56	$ 0.75	$ 0.33	$ 0.33	$ 0.75
Option Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	3,500,000			3,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	4,773,794		4,773,794	4,773,794
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	15.00%			15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	31,825,294		(31,825,294)	(31,825,294)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	2,741,000			2,585,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Vested in Period				1,270,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	2,000			410,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	134.62%			116.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years 6 months			3 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.37%			0.65%
Stock-based Compensation	38,696			279,362	576,498
Unrecognized Share-based Compensation	$ 276,355			$ 228,318
Share-based Compensation Arrangement by Share-based Payment Award, Options, Remaining Average Period	2 years 4 months 24 days			2 years 3 months 18 days
Option Plan 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	1,000,000			1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			140,431	140,431
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	140,431			490,431
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period				140,431
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				58.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				3 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				2.25%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	775,000		775,000	775,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 2.14		$ 2.14	$ 2.14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	350,000		350,000	350,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments, Nonvested, Weighted Average Grant Date Fair Value			$ 0.4125	$ 0.4125
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Closing Price	125.00%		1.25%	1.25%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.4125
Option Plan 2010, Shares, Grant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	975,000			975,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			2,585,000	2,585,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Vested in Period	225,000			225,000
Option Plan 2010, Shares, Grant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				1,875,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Vested in Period				633,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period				1,125,000
Option Plan 2010, Shares, Grant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				1,270,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Vested in Period				150,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				118.83%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				3 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				0.37%

Related Party Transactions (Details Textual) (USD $)	12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012 Chief Executive Officer [Member]	Oct. 31, 2012 Chief Executive Officer [Member]	Nov. 30, 2012 Chief Executive Officer [Member] Heat Waves Note [Member]	Oct. 31, 2012 Chief Executive Officer [Member] Heat Waves Note [Member]	Dec. 31, 2011 Chief Executive Officer [Member] Heat Waves Note [Member]	Dec. 31, 2009 Chief Executive Officer [Member] Heat Waves Note [Member]	Nov. 21, 2009 Chief Executive Officer [Member] Heat Waves Note [Member]	Nov. 02, 2012 Chief Executive Officer [Member] Heat Waves Note 2 [Member]	Mar. 31, 2010 Chief Executive Officer [Member] Heat Waves Note 2 [Member]	Oct. 04, 2011 Chief Executive Officer [Member] Heat Waves Note 2 [Member]	Dec. 31, 2012 Chief Executive Officer [Member] Heat Waves Note 2 [Member]	Nov. 30, 2012 Mr Herman [Member]	Dec. 31, 2012 Mr Herman [Member]	Nov. 02, 2012 Mr Herman [Member]	Dec. 31, 2012 Mr Kasch [Member]
Proceeds from Related Party Debt						$ 500,000
Debt Instrument, Interest Rate, Stated Percentage							3.00%		3.00%
Repayments of Related Party Debt					222,240				1,200,000
Debt Conversion, Converted Instrument, Amount			277,760					1,200,000
Interest Paid			1,356	7,000	27,456					49,544	43,662		45,000
Proceeds from Issuance of Private Placement	1,994,800														26,250
Guarantee Provided by Related Party		3,500,000											3,500,000
Number of Shares Pledged		250,000
Due to Related Parties, Noncurrent		1,477,760											1,477,760
Number of Units, Projected to be Issued to Convert Debt													4,222
Number of Shares, Projected to be Issued to Convert Debt												4,222,000	4,222,000
Number of Warrants, Projected to be Issued to Convert Debt												2,111,000	2,111,000
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 0.55	$ 0.55
New Equity Financing Proposed by Bank		$ 1,250,000
Per Unit Price Issued to Convert Debt	$ 350
Number of Shares Comprised in 1 Unit Issued to Convert Debt	1,000
Number of Warrants Comprised in 1 Unit Issued to Convert Debt	500
Number of Shares Issued to Convert Debt	5,699,428														75,000
Debt Conversion, Converted Instrument, Warrants or Options Issued	37,500
Number of Units Issued to Convert Debt	5,699														75

Subsequent Events (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Issuance of Common Stock			$ 1,994,800
Proceeds from sale and disposal of equipment	1,802,333	0	1,154,180	257,557
Subsequent Event [Member]
Issuance of Common Stock			1,200,000
Common Stock Issued Per Share			$ 0.35
Proceeds from sale and disposal of equipment			534,000
Construction in Progress, Gross			233,000
Gain (Loss) on Sale of Assets and Asset Impairment Charges			$ 301,000